UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07899 and 811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 06/30/2009

Item 1 –	Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

BlackRock International Index Fund OF BLACKROCK INDEX FUNDS, INC. SEMI-ANNUAL REPORT JUNE 30, 2009 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Dear Shareholder

The past 12 months reveal two distinct market backdrops — one of investor pessimism and decided weakness, and another of optimism and nascent signs of recovery. The first half of the year was characterized by the former, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted universal macroeconomic deterioration, financial sector casualties, volatile swings in global equity markets, and unprecedented government intervention that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March, however, on the back of new program announcements by the Treasury and Federal Reserve, as well as generally stronger-than-expected economic data in a few key areas, including retail sales, business and consumer confidence, manufacturing and housing.

In this environment, US equities contended with extraordinary volatility, posting steep declines early, and then recouping those losses — and more —between March and May. Investor enthusiasm eased off in the final month of the period, mostly as a result of profit taking and portfolio rebalancing, as opposed to a change in the economic outlook. Through June 30, stocks did quite well on a year-to-date basis, with nearly all major indices crossing into positive territory. The experience in international markets was similar to that in the United States, though performance was generally more extreme both on the decline and on the upturn. Notably, emerging markets, which lagged most developed regions through the downturn, reassumed leadership in 2009 as these areas of the globe have generally seen a stronger acceleration in economic recovery.

In fixed income markets, while a flight to quality remained a prevalent theme, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a sharp recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. At the same time, the municipal bond market enjoyed a strong return after the exceptional market volatility of 2008, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Direct aid to state and local governments via the American Recovery and Reinvestment Act of 2009 has also lent support.

All told, results for the major benchmark indexes reflected a bifurcated market.

Total Returns as of June 30, 2009	6-month	12-month

US equities (S&P 500 Index)	3.16%	(26.21)%

Small cap US equities (Russell 2000 Index)	2.64	(25.01)

International equities (MSCI Europe, Australasia, Far East Index)	7.95	(31.35)

US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	(8.74)	7.41

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.90	6.05

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.43	3.77

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	30.92	(1.91)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional insight and timely “food for thought,” we invite you to visit our award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of June 30, 2009	BlackRock International Index Fund

Portfolio Management Commentary

How did the Fund perform?

•

For the six months ended June 30, 2009,the Fund’s Institutional and Investor A Shares generated returns, through its investment in Master International Index Series (the “Series”), of 5.94% and 5.74%, respectively, underperforming the benchmark Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index, which returned 7.95%. The MSCI EAFE is a free-float adjusted, market-capitalization-weighted index designed to measure equity performance of developed markets, excluding the United States and Canada.

•	Returns for the Fund’s respective share classes differ from the benchmark based on individual share-class expenses.

Describe the market environment.

•

After posting steep declines early in the year, global equities rebounded sharply in the second quarter of 2009, on increasing evidence of a recovery in global growth and a notable shift by investors into riskier assets. From their low point on March 6, most markets around the world were up around 40% or more by the close of the period.

•

International markets,as represented by the MSCI EAFE Index,advanced 25.43% in the second quarter alone, leaving the index up 7.95% for the year. In developed markets, the majority of regions gained better than 20% in the second quarter, while some posted returns in excess of 30%, helping push most countries into positive territory for the year to date. Standouts included Norway +28.70%, Sweden +26.33%, Australia +26.32% and Austria +23.07%. More notable were the gains made by Asian markets, such as Hong Kong +35.14% and Singapore +32.80%, and the overall emerging market universe, which rose by an impressive 36.01% for the period. Brazil +58.48% was the best performer in the emerging market space, followed by India +57.45%, Indonesia +56.25% and Chile +52.39%.

•

From a global sector perspective,financial markets are anticipating a cyclical recovery and, as a result, cyclical sectors led the way for the six months as a whole. Materials +25.21%, consumer discretionary +15.48% and financials +13.14% emerged as the best performers. Key laggards were the more defensive sectors, including utilities (8.64%), health care (5.22%) and telecommunication services (3.67%).

Describe recent portfolio activity.

•

Throughout the six-month period,as changes were made to the composition of the MSCI EAFE Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe portfolio positioning at period end.

•	In keeping with its investment objective,the Series remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

	Actual			Hypothetical[2]

	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[1]	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During the Period[1]

Institutional	$1,000	$1,059.40	$2.91	$1,000	$1,021.97	$2.86
Investor A	$1,000	$1,057.40	$4.18	$1,000	$1,020.73	$4.11

[1]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.57% for Institutional and 0.82% for Investor A), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.

[2]

Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs and other operating expenses, including advisory fees and administration fees, if any.

[2]

The Fund invests all of its assets in the Master International Index Series (the “Series”) of Quantitative Master Series LLC. The Series may invest in a statistically selected sample of the equity securities included in the MSCI EAFE Index and other types of financial instruments.

[3]

This unmanaged capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger capitalization companies in such markets.

Performance Summary for the Period Ended June 30, 2009

	6-Month Total Returns	Average Annual Total Returns[4]

		1 Year	5 Years	10 Years

Institutional	5.94%	(31.25)%	2.00%	0.58%
Investor A	5.74	(31.48)	1.72	0.32
MSCI EAFE (Cap Weighted) Index	7.95	(31.35)	2.31	1.18

[4]	Average annual total returns reflect reductions for service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related fees.

Past performance is not indicative of future results.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•	Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund’s administrator reimbursed a portion of the Fund’s fee. Without such reimbursement, the Fund’s performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the headings entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Statement of Assets and Liabilities	BlackRock International Index Fund

June 30, 2009 (Unaudited)

Assets

Investment at value — Master International Index Series (the “Series”) (cost — $232,505,033)	$207,406,376
Capital shares sold receivable	128,708
Prepaid expenses	20,113
Other assets	20,193

Total assets	207,575,390

Liabilities

Capital shares redeemed payable	102,345
Administration fees payable	58,015
Service fees payable	28,027
Contribution payable to the Series	26,363
Other affiliates payable	3,856
Officer’s and Directors’ fees payable	18

Total liabilities	218,624

Net Assets	$207,356,766

Net Assets Consist of

Paid-in capital	$251,621,885
Undistributed net investment income	3,313,504
Accumulated net realized loss allocated from the Series	(22,479,966)
Net unrealized appreciation/depreciation allocated from the Series	(25,098,657)

Net Assets	$207,356,766

Net Asset Value

Institutional — Based on net assets of $70,257,035 and 7,582,857 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.27

Investor A — Based on net assets of $137,099,731 and 14,889,749 shares outstanding, 125 million shares authorized, $0.0001 par value	$9.21

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	7

Statement of Operations	BlackRock International Index Fund

Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Net investment income allocated from the Series:
Dividends	$4,610,978
Foreign tax withheld	(508,661)
Income — affiliated	3,107
Expenses	(96,213)

Total income	4,009,211

Expenses

Administration	314,780
Service — Investor A	151,706
Transfer agent — Institutional	30,833
Transfer agent — Investor A	26,107
Printing	29,459
Registration	17,848
Professional	9,641
Officer and Directors	35
Miscellaneous	4,418

Total expenses	584,827

Net investment income	3,424,384

Realized and Unrealized Gain (Loss) Allocated from the Series

Net realized loss from investments, financial futures contracts and foreign currency	(6,407,407)
Net change in unrealized appreciation/depreciation on investments, financial futures contracts and foreign currency	10,136,184

Total realized and unrealized gain	3,728,777

Net Increase in Net Assets Resulting from Operations	$7,153,161

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Statements of Changes in Net Assets	BlackRock International Index Fund

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations

Net investment income	$3,424,384	$9,114,716
Net realized loss	(6,407,407)	(13,912,767)
Net change in unrealized appreciation/depreciation	10,136,184	(156,376,351)

Net increase (decrease) in net assets resulting from operations	7,153,161	(161,174,402)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	—	(3,141,391)
Investor A	—	(3,858,639)
Net realized gain:
Institutional	—	(373,410)
Investor A	—	(514,178)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(7,887,618)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	(26,557,698)	22,648,676

Redemption Fee

Redemption fee	266	12,292

Net Assets

Total decrease in net assets	(19,404,271)	(146,401,052)
Beginning of period	226,761,037	373,162,089

End of period	$207,356,766	$226,761,037

End of period undistributed (distributions in excess of) net investment income	$3,313,504	$(110,880)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	9

Financial Highlights	BlackRock International Index Fund

	Institutional

	Six Months Ended June 30, 2009 (Unaudited)
		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.75	$15.73	$15.14	$12.47	$11.19	$9.59

Net investment income[1]	0.15	0.40	0.39	0.32	0.23	0.19
Net realized and unrealized gain (loss)[2]	0.37	(7.03)	1.16	2.92	1.24	1.69

Net increase (decrease) from investment operations	0.52	(6.63)	1.55	3.24	1.47	1.88

Dividends and distributions from:
Net investment income	—	(0.31)	(0.47)	(0.37)	(0.19)	(0.28)
Net realized gain	—	(0.04)	(0.49)	(0.20)	—	—

Total dividends and distributions	—	(0.35)	(0.96)	(0.57)	(0.19)	(0.28)

Net asset value, end of period	$9.27	$8.75	$15.73	$15.14	$12.47	$11.19

Total Investment Return

Based on net asset value	5.94%[3]	(42.24)%	10.28%	26.09%	13.19%	19.78%

Ratios to Average Net Assets[4]

Total expenses	0.57%[5]	0.54%	0.54%	0.52%	0.56%	0.59%

Total expenses after fees waived	0.57%[5]	0.54%	0.54%	0.47%	0.55%	0.58%

Net investment income	3.75%[5]	3.11%	2.37%	2.31%	1.98%	1.91%

Supplemental Data

Net assets, end of period (000)	$70,257	$90,688	$158,740	$133,267	$90,157	$35,878

Portfolio turnover of the Series	8%	30%	30%	23%	11%	14%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Aggregate total investment return. Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Financial Highlights (concluded)	BlackRock International Index Fund

	Investor A

	Six Months Ended June 30, 2009 (Unaudited)

		Year Ended December 31,

		2008	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$8.71	$15.65	$15.07	$12.41	$11.15	$9.56

Net investment income[1]	0.15	0.36	0.34	0.29	0.21	0.17
Net realized and unrealized gain (loss)[2]	0.35	(6.98)	1.16	2.91	1.21	1.67

Net increase (decrease) from investment operations	0.50	(6.62)	1.50	3.20	1.42	1.84

Dividends and distributions from:
Net investment income	—	(0.28)	(0.43)	(0.34)	(0.16)	(0.25)
Net realized gain	—	(0.04)	(0.49)	(0.20)	—	—

Total dividends and distributions	—	(0.32)	(0.92)	(0.54)	(0.16)	(0.25)

Net asset value, end of period	$9.21	$8.71	$15.65	$15.07	$12.41	$11.15

Total Investment Return

Based on net asset value	5.74%[3]	(42.41)%	9.98%	25.85%	12.81%	19.46%

Ratios to Average Net Assets[4]

Total expenses	0.82%[5]	0.79%	0.79%	0.78%	0.81%	0.84%

Total expenses after fees waived	0.82%[5]	0.79%	0.79%	0.72%	0.80%	0.83%

Net investment income	3.67%[5]	2.83%	2.11%	2.11%	1.84%	1.69%

Supplemental Data

Net assets, end of period (000)	$137,100	$136,073	$214,422	$197,524	$160,177	$132,873

Portfolio turnover of the Series	8%	30%	30%	23%	11%	14%

[1]	Based on average shares outstanding.

[2]	Includes a redemption fee, which is less than $0.01 per share.

[3]	Aggregate total investment return. Total return calculation includes redemption fees received by the Fund. The impact to the return is less than 0.01%.

[4]	Includes the Fund’s share of the Series’ allocated expenses and/or net investment income.

[5]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	11

Notes to Financial Statements (Unaudited)	BlackRock International Index Fund

1. Organization and Significant Accounting Policies:

BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation. The Fund seeks to achieve its investment objective by investing all or a portion of its assets in Master International Index Series (the “Series”) of Quantitative Master Series LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Series reflects the Fund’s proportionate interest in the net assets of the Series. The percentage of the Series owned by the Fund at June 30, 2009 was 28.4%. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Fund offers two classes of shares. Institutional and Investor A Shares are generally sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1 of the Series’ Notes to Financial Statements, which are included elsewhere in this report.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investment:

Valuation Inputs	Investment in Master LLC

Level 1	—
Level 2	$207,406,376
Level 3	—

Total	$207,406,376

Investment Transactions and Net Investment Income: Investment transactions in the Series are accounted for on a trade date basis. The Fund records daily its proportionate share of the Series’ income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement

12	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Notes to Financial Statements (continued)	BlackRock International Index Fund

provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Corporation, on behalf of the Fund, has entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.34% of the Fund’s average daily net assets.

The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by the Fund will not exceed 0.65% for Institutional Shares and 0.90% (excluding service fees) for Investor A Shares. This arrangement has a one-year term and is renewable.

The Corporation, on behalf of the Fund, has entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service fees with respect to Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with BIL, broker-dealers and BIL provide shareholder servicing to the Fund. The ongoing service fee compensates BIL and each broker-dealer for providing shareholder servicing to Investor A shareholders.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Administrator, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholders meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Administrator maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended June 30, 2009, the Fund reimbursed the Administrator the following for costs incurred running the call center, which are included in transfer agent fees in the Statement of Operations.

Call Center Fees

Institutional	$383
Investor A	$1,804

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for its allocated share of compensation paid to the Corporation’s Chief Compliance Officer.

3. Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $5,386,029 available to offset future realized capital gains, which expires December 31, 2016.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	13

Notes to Financial Statements (concluded)	BlackRock International Index Fund

4. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended June 30, 2009		Year Ended December 31, 2008

	Shares	Amount	Shares	Amount

Institutional

Shares sold	1,689,996	$13,620,273	4,458,355	$56,175,918
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	371,254	3,396,692

Total issued	1,689,996	13,620,273	4,829,609	59,572,610
Shares redeemed	(4,466,128)	(35,067,168)	(4,564,007)	(55,989,421)

Net increase (decrease)	(2,776,132)	$(21,446,895)	265,602	$3,583,189

Investor A

Shares sold	1,264,160	$10,350,106	3,811,876	$43,249,950
Shares issued to shareholders in reinvestment of dividends and distributions	—	—	472,470	4,314,568

Total issued	1,264,160	10,350,106	4,284,346	47,564,518
Shares redeemed	(1,996,247)	(15,460,909)	(2,366,852)	(28,499,031)

Net increase (decrease)	(732,087)	$(5,110,803)	1,917,494	$19,065,487

There is a 2% redemption fee on shares redeemed or exchanged that have been held for 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders. The redemption fees are recorded as a credit to paid-in capital.

5. Subsequent Events:

The Fund paid an ordinary income dividend on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Amount

Institutional	$0.021406
Investor A	$0.021312

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

14	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Portfolio Information	Master International Index Series

As of June 30, 2009

Ten Largest Holdings	Percent of Long-Term Investments

BP Plc	2%
HSBC Holdings Plc	2
Nestlé SA Registered Shares	2
Total SA	1
Toyota Motor Corp.	1
Vodafone Group Plc	1
Roche Holding AG	1
Banco Santander SA	1
Telefonica SA	1
BHP Billiton Ltd.	1

Geographic Allocation	Percent of Long-Term Investments

Japan	24%
United Kingdom	21
France	10
Germany	8
Switzerland	8
Australia	7
Spain	5
Italy	4
Hong Kong	2
Sweden	2
Netherlands	2
Singapore	1
Finland	1
Belgium	1
Denmark	1
Norway	1
Greece	1
Luxembourg	1

Derivative Instruments

The Series may invest in various derivative instruments, including financial futures contracts, foreign currency exchange contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument.

The Series’ ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Series to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Series can realize on an investment or may cause the Series to hold a security that it might otherwise sell. The Series’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	15

Summary Schedule of Investments June 30, 2009 (Unaudited)	Master International Index Series
(Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Series’ principal holdings. It includes the Series’ 50 largest holdings, each investment of any issuer that exceeds 1% of the Series’ net assets and affiliated issues. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete Schedule of Investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Country	Common Stocks	Shares	Value	Percent

Australia	BHP Billiton Ltd.	291,694	$7,991,219	1.1%
	Commonwealth Bank of Australia Ltd.	127,873	4,008,295	0.6
	National Australia Bank Ltd.	166,752	3,004,240	0.4
	Westpac Banking Corp.	252,957	4,115,532	0.6
	Other Securities		33,145,943	4.5

			52,265,229	7.2

Austria	Other Securities		2,323,739	0.3

Belgium	Other Securities		6,826,588	0.9

Bermuda	Other Securities		533,697	0.1

Cayman Islands	Other Securities		140,825	0.0

Denmark	Other Securities		6,814,183	0.9

Finland	Nokia Oyj	325,001	4,760,345	0.7
	Other Securities		4,447,680	0.6

			9,208,025	1.3

France	BNP Paribas SA	71,588	4,668,443	0.6
	France Telecom SA	156,670	3,564,819	0.5
	GDF Suez	103,010	3,855,905	0.5
	Sanofi-Aventis	90,246	5,332,626	0.7
	Total SA	182,981	9,917,706	1.4
	Other Securities		44,259,751	6.1

			71,599,250	9.8

Germany	Allianz AG Registered Shares	38,833	3,582,060	0.5
	BASF SE	79,140	3,153,080	0.4
	Bayer AG	65,514	3,520,739	0.5
	Deutsche Bank AG Registered Shares	47,867	2,909,881	0.4
	Deutsche Telekom AG	242,627	2,868,474	0.4
	E.ON AG	163,131	5,790,821	0.8
	SAP AG	73,503	2,963,526	0.4
	Siemens AG	70,526	4,877,058	0.7
	Other Securities		24,739,218	3.4

			54,404,857	7.5

Greece	Other Securities		4,220,394	0.6

Hong Kong	Other Securities		17,224,276	2.4

Ireland	Other Securities		2,039,099	0.3

Italy	Eni SpA	221,901	5,262,859	0.7
	Unicredit SpA	1,234,659	3,122,825	0.4
	Other Securities		16,536,464	2.3

			24,922,148	3.4

Japan	Canon, Inc.	92,500	3,021,420	0.4
	Honda Motor Co., Ltd.	143,300	3,942,305	0.6
	Mitsubishi UFJ Financial Group, Inc.	803,274	4,960,053	0.7
	Sumitomo Mitsui Financial Group, Inc.	78,310	3,168,838	0.4
	Toyota Motor Corp.	239,300	9,049,697	1.2
	Other Securities		148,863,968	20.4

			173,006,281	23.7

Kazakhstan	Other Securities		262,643	0.0

Luxembourg	Other Securities		3,488,123	0.5

See Notes to Financial Statements.

16	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Summary Schedule of Investments (continued)	Master International Index Series
(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value	Percent

Netherlands	Unilever NV	139,902	$3,383,693	0.5%
	Other Securities		13,289,331	1.8

			16,673,024	2.3

New Zealand	Other Securities		696,028	0.1

Norway	Other Securities		4,569,962	0.6

Portugal	Other Securities		2,284,901	0.3

Singapore	Other Securities		9,820,549	1.3

Spain	Banco Bilbao Vizcaya Argentaria SA	304,686	3,836,467	0.5
	Banco Santander SA	698,017	8,437,768	1.2
	Telefonica SA	363,182	8,247,745	1.1
	Other Securities		11,786,716	1.6

			32,308,696	4.4

Sweden	Other Securities		17,130,706	2.3

Switzerland	ABB Ltd.	196,263	3,099,126	0.4
	Crédit Suisse Group AG	100,261	4,593,557	0.6
	Nestlé SA Registered Shares	323,069	12,198,584	1.7
	Novartis AG Registered Shares	188,616	7,678,037	1.0
	Roche Holding AG	62,431	8,506,362	1.2
	UBS AG	286,878	3,522,407	0.5
	Other Securities		15,475,478	2.1

			55,073,551	7.5

United Kingdom	Anglo American Plc (a)	113,879	3,329,716	0.5
	AstraZeneca Plc	125,205	5,520,593	0.8
	BG Group Plc	290,448	4,891,049	0.7
	BHP Billiton Plc	190,913	4,302,913	0.6
	BP Plc	1,620,524	12,805,066	1.8
	Barclays Plc	817,657	3,799,689	0.5
	British American Tobacco Plc	172,688	4,766,905	0.6
	Diageo Plc	216,226	3,105,677	0.4
	GlaxoSmithKline Plc	448,632	7,924,320	1.1
	HSBC Holdings Plc	1,487,969	12,396,518	1.7
	Royal Dutch Shell Plc	305,285	7,657,855	1.0
	Royal Dutch Shell Plc Class B	233,157	5,869,819	0.8
	Standard Chartered Plc	164,102	3,085,610	0.4
	Tesco Plc	680,320	3,972,964	0.5
	Vodafone Group Plc	4,538,978	8,828,032	1.2
	Other Securities		56,738,072	7.8

			148,994,798	20.4

	Total Common Stocks		716,831,572	98.1

	Investment Companies

United States	Other Securities	1,642,059	0.2

	Total Investment Companies	1,642,059	0.2

	Preferred Stocks

Germany	Other Securities	1,335,068	0.2

	Total Preferred Stocks	1,335,068	0.2

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	17

Summary Schedule of Investments (continued)	Master International Index Series (Percentages shown are based on Net Assets)

Country	Warrants (b)	Shares	Value	Percent

Italy	Other Securities		—	0.0%

Singapore	Other Securities		—	0.0

	Total Warrants		—	0.0

	Rights

Belgium	Other Securities		—	0.0

Japan	Other Securities		—	0.0

Norway	Other Securities		$27,263	0.0

Singapore	Other Securities		16,326	0.0

Spain	Other Securities		9,280	0.0

United Kingdom	Other Securities		467,192	0.1

	Total Rights		520,061	0.1

	Total Long-Term Investments (Cost — $850,722,029)		720,328,760	98.6

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, 0.49% (c) (d)	2,133,954	2,133,954	0.3

	Total Short-Term Securities (Cost — $2,133,954)		2,133,954	0.3

	Total Investments (Cost — $852,855,983*)		722,462,714	98.9

	Other Assets Less Liabilities		8,073,429	1.1

	Net Assets		$730,536,143	100.0%

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$871,955,481

Gross unrealized appreciation	$47,116,946
Gross unrealized depreciation	(196,609,713)

Net unrealized depreciation	$(149,492,767)

(a)	Non-income producing security.

(b)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash	2,133,954	$6,108
BlackRock Liquidity Series, LLC Cash Sweeps Series	USD (11,259,665)	$4,364

See Notes to Financial Statements.

18	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Summary Schedule of Investments (continued)	Master International Index Series

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

23	OMX Stock Index Future	Stockholm	July 2009	$232,893	$4,124
70	DJ Euro Stoxx 50	Eurex	September 2009	$2,365,159	(10,320)
27	FTSE 100 Index Future	LIFFE	September 2009	$1,906,163	(32,514)
7	SPI 200 Index Future	Sydney	September 2009	$554,914	(4,813)
17	TOPIX Index Future	Tokyo	September 2009	$1,650,177	(18,735)

Total					$(62,258)

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	456,000	USD	368,676	UBS AG	7/01/09	$(1,230)
SGD	10,000	USD	6,885	UBS AG	7/01/09	19
USD	598,174	AUD	741,000	UBS AG	7/01/09	1,075
USD	1,403,579	EUR	1,000,000	UBS AG	7/01/09	720
USD	801,795	GBP	487,000	UBS AG	7/01/09	584
USD	2,074,443	JPY	200,000,000	UBS AG	7/01/09	(1,645)
USD	204,873	SEK	1,581,000	UBS AG	7/01/09	(62)
USD	193,544	HKD	1,500,000	UBS AG	7/02/09	(3)
AUD	91,000	USD	69,433	Brown Brothers Harriman & Co.	8/13/09	3,646
CHF	170,000	USD	152,536	Brown Brothers Harriman & Co.	8/13/09	4,009
EUR	128,000	USD	173,194	Brown Brothers Harriman & Co.	8/13/09	6,370
GBP	232,000	USD	355,423	Brown Brothers Harriman & Co.	8/13/09	26,248
HKD	691,000	USD	89,214	Brown Brothers Harriman & Co.	8/13/09	(19)
JPY	55,539,000	USD	577,611	Brown Brothers Harriman & Co.	8/13/09	(794)
SEK	449,000	USD	57,710	Brown Brothers Harriman & Co.	8/13/09	484
USD	284,585	EUR	209,000	Brown Brothers Harriman & Co.	8/13/09	(8,609)
USD	89,156	HKD	691,000	Brown Brothers Harriman & Co.	8/13/09	(40)
USD	181,876	JPY	17,883,000	Brown Brothers Harriman & Co.	8/13/09	(3,853)
USD	36,379	NOK	234,000	Brown Brothers Harriman & Co.	8/13/09	30
DKK	233,000	USD	42,393	HSBC Bank USA, NA	8/13/09	1,467
NOK	234,000	USD	36,617	HSBC Bank USA, NA	8/13/09	(269)
AUD	1,461,000	USD	1,113,543	UBS AG	8/13/09	59,731
DKK	330,000	USD	59,821	UBS AG	8/13/09	2,298
EUR	2,824,000	USD	3,940,669	UBS AG	8/13/09	20,960
GBP	2,041,600	USD	3,114,166	UBS AG	8/13/09	244,535
JPY	263,123,000	USD	2,679,986	UBS AG	8/13/09	52,758
NOK	1,500,000	USD	237,363	UBS AG	8/13/09	(4,361)
NZD	146,000	USD	87,541	UBS AG	8/13/09	6,407
USD	1,196,646	AUD	1,552,000	UBS AG	8/13/09	(49,706)
USD	154,445	CHF	170,000	UBS AG	8/13/09	(2,100)
USD	103,299	DKK	563,000	UBS AG	8/13/09	(2,681)
USD	1,874,399	EUR	1,341,000	UBS AG	8/13/09	(6,813)
USD	3,321,349	GBP	2,078,000	UBS AG	8/13/09	(97,235)
USD	1,849,699	JPY	178,125,000	UBS AG	8/13/09	(272)
USD	237,556	NOK	1,500,000	UBS AG	8/13/09	4,554
USD	93,193	NZD	146,000	UBS AG	8/13/09	(755)

Total						$255,448

•	Currency Abbreviations:

	AUD	Australian Dollar
	CHF	Swiss Franc
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	NOK	Norwegian Krone
	NZD	New Zealand Dollar
	SEK	Swedish Krona
	SGD	Singapore Dollar
	USD	US Dollar

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	19

Summary Schedule of Investments (concluded)	Master International Index Series

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including,but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
Common Stocks:
Belgium	$102
France	345,689
Italy	118,702
Japan	201,099
Norway	138,277
Switzerland	1,022,084
United Kingdom	2,683,691
Investment Companies:
United States	1,642,059
Rights:
Norway	27,263
Singapore	4,005
Spain	9,280
United Kingdom	467,192
Short-Term Securities	2,133,954

Total Level 1	$8,793,397

Level 2
Long-Term Investments
Common Stocks:
Australia	$52,265,229
Austria	2,323,739
Belgium	6,826,486
Bermuda	533,697
Cayman Islands	140,825
Denmark	6,814,183
Finland	9,208,025
France	71,253,561
Germany	54,404,857

Valuation Inputs	Investments in Securities

Assets

Level 2
Long-Term Investments
Common Stocks:
Greece	$4,220,394
Hong Kong	17,224,276
Ireland	2,039,099
Italy	24,803,446
Japan	172,805,182
Kazakhstan	262,643
Luxembourg	3,488,123
Netherlands	16,673,024
New Zealand	696,028
Norway	4,431,685
Portugal	2,284,901
Singapore	9,820,549
Spain	32,308,696
Sweden	17,130,706
Switzerland	54,051,467
United Kingdom	146,311,107
Preferred Stocks:
Germany	1,335,068
Warrants:
Italy	—
Rights:
Belgium	—
Singapore	12,321

Total Level 2	$713,669,317

Level 3	—

Total	$722,462,714

	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$4,124	$(66,382)
Level 2	435,895	(180,447)
Level 3	—	—

Total	$440,019	$(246,829)

[1]	Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Common Stocks Australia

Balance, as of December 31, 2008	$26,500
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[2]	661,574
Net purchases (sales)	—
Net transfers out	(688,074)

Balance, as of June 30, 2009	—

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified as Level 3 at period end.

See Notes to Financial Statements.

20	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Statement of Assets and Liabilities	Master International Index Series

June 30, 2009 (Unaudited)

Assets

Investments at value — unaffiliated (cost — $850,722,029)	$720,328,760
Investments at value — affiliated (cost — $2,133,954)	2,133,954
Unrealized appreciation on foreign currency exchange contracts	435,895
Cash	33,786
Foreign currency at value (cost — $8,370,791)	8,454,099
Collateral for financial futures contracts	2,246,000
Dividends receivable	4,552,130
Investments sold receivable	277,834
Margin variation receivable	116,325
Interest receivable	1,421
Prepaid expenses	24,472
Other assets	207

Total assets	738,604,883

Liabilities

Unrealized depreciation on foreign currency exchange contracts	180,447
Withdrawals payable to investors	6,870,131
Investments purchased payable	865,338
Investment advisory fees payable	6,023
Other affiliates payable	3,018
Other accrued expenses payable	143,783

Total liabilities	8,068,740

Net Assets	$730,536,143

Net Assets Consist of

Investors’ capital	$860,520,785
Net unrealized appreciation/depreciation	(129,984,642)

Net Assets	$730,536,143

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	21

Statement of Operations	Master International Index Series

Six Months Ended June 30, 2009 (Unaudited)

Investment Income

Dividends	$16,345,858
Foreign tax withheld	(1,805,951)
Income — affiliated	10,472

Total income	14,550,379

Expenses

Custodian	109,768
Accounting services	84,790
Professional	46,928
Investment advisory	32,197
Officer and Directors	12,402
Printing	930
Miscellaneous	61,556

Total expenses	348,571
Less fees waived by advisor	(14,790)

Total expenses after fees waived	333,781

Net investment income	14,216,598

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	(25,644,845)
Financial futures contracts	2,604,173
Foreign currency	788,030

(22,252,642)

Net change in unrealized appreciation/depreciation on:
Investments	50,092,180
Financial futures contracts	(466,655)
Foreign currency	(15,771)

49,609,754

Total realized and unrealized gain	27,357,112

Net Increase in Net Assets Resulting from Operations	$41,573,710

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Statements of Changes in Net Assets	Master International Index Series

Increase (Decrease) in Net Assets:	Six Months Ended June 30, 2009 (Unaudited)	Year Ended December 31, 2008

Operations

Net investment income	$14,216,598	$33,039,462
Net realized loss	(22,252,642)	(52,309,895)
Net change in unrealized appreciation/depreciation	49,609,754	(468,096,168)

Net increase (decrease) in net assets resulting from operations	41,573,710	(487,366,601)

Capital Transactions

Proceeds from contributions	118,416,235	589,551,495
Fair value of withdrawals	(135,573,200)	(539,237,057)

Net increase (decrease) in net assets derived from capital transactions	(17,156,965)	50,314,438

Net Assets

Total increase (decrease) in net assets	24,416,745	(437,052,163)
Beginning of period	706,119,398	1,143,171,561

End of period	$730,536,143	$706,119,398

Financial Highlights	Master International Index Series

	Six Months Ended June 30, 2009 (Unaudited)

		Year Ended December 31,

		2008	2007	2006	2005	2004

Total Investment Return

Total investment return	6.10%[1]	(41.94)%	10.80%	26.61%	13.64%	20.32%

Ratios to Average Net Assets

Total expenses	0.11%[2]	0.11%	0.10%	0.11%	0.10%	0.10%

Total expenses after fees waived	0.10%[2]	0.10%	0.09%	0.10%	0.10%	0.09%

Net investment income	4.42%[2]	3.54%	2.86%	2.70%	2.53%	2.55%

Supplemental Data

Net assets, end of period (000)	$730,536	$706,119	$1,143,172	$829,986	$523,155	$322,067

Portfolio turnover	8%	30%	30%	23%	11%	14%

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	23

Notes to Financial Statements (Unaudited)	Master International Index Series

1. Organization and Significant Accounting Policies:

Master International Index Series (the “Series”), is part of Quantitative Master Series LLC (the “Master LLC”) and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company and is organized as a Delaware limited liability company. The Limited Liability Company Agreement permits the Board of Directors (the “Board”) to issue non-transferable interests in the Master LLC subject to certain limitations. The Series’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Series:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Series values its investment in BlackRock Liquidity Series, LLC Cash Sweep Series at fair values, which is ordinarily based upon its pro-rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Series might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Series reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Preferred Stock: The Series may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Series segregates assets in connection with certain investments (e.g., financial futures contracts and foreign currency exchange contracts), the Series will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Series may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial

24	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Notes to Financial Statements (continued)	Master International Index Series

futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Series may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Income Taxes: The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series’ assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets — an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Series’ financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Series are charged to the Series. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2. Derivative Financial Instruments

The Series may engage in various portfolio investment strategies both to increase the return of the Series and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Series may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Series and its counterparty. The ISDA allows the Series to offset with its counterparty the Series’ derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Series is subject to equity risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Series may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Forward Currency Exchange Contracts: The Series may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Series, help to manage the overall exposure to the foreign currency backing some of the investments held by the Series. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	25

Notes to Financial Statements (continued)	Master International Index Series

counterparty to the transaction, the Series’ maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Asset Derivatives		Liability Derivatives

	Balance Sheet Location	Value	Balance Sheet Location	Value

Equity contracts**	Net unrealized appreciation/depreciation	$4,124	Net unrealized appreciation/depreciation	$66,382

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	435,895	Unrealized depreciation on foreign currency exchange contracts	180,447

Total		$440,019		$246,829

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**

Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations Six Months Ended June 30, 2009

	Net Realized Gain from Derivatives Recognized in Income

	Financial Futures Contracts	Foreign Currency Exchange Contracts	Total

Foreign currency exchange contracts	—	$428,072	$428,072
Equity contracts	$2,604,173	—	2,604,173

Total	$2,604,173	$428,072	$3,032,245

	Net Change in Unrealized Depreciation on Derivatives Recognized in Income

	Financial Futures Contracts	Foreign Currency Exchange Contracts	Total

Foreign currency exchange contracts	—	$(41,068)	$(41,068)
Equity contracts	$(466,655)	—	(466,655)

Total	$(466,655)	$(41,068)	$(507,723)

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Series’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Series’ investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays the Manager a monthly fee at an annual rate of 0.01% of the Series’ average daily net assets.

The Manager has entered into a contractual arrangement with the Master LLC with respect to the Series under which the Manager will waive its fees or reimburse expenses so that the total operating expenses incurred by the Series will not exceed 0.12% of the Series’ average daily net assets. This arrangement has a one-year term and is renewable. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Series to the Manager.

For the six months ended June 30, 2009, the Series reimbursed the Manager $6,813 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates. The Series reimburses the Manager for compensation paid to the Master LLC’s Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009, were $62,863,141 and $52,079,100, respectively.

5. Short-Term Borrowings:

The Series, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series’ current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Series paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Series pays a commitment fee of 0.08% per annum based on the Series’

26	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Notes to Financial Statements (concluded)	Master International Index Series

pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Series did not borrow under the credit agreement during the six months ended June 30, 2009.

6. Geographic, Market and Credit Risk:

In the normal course of business, the Series invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Series may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Series; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Series may be exposed to counterparty risk, or the risk that an entity with which the Series has unsettled or open transactions may default. Financial assets, which potentially expose the Series to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Series’ exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Series’ Statement of Assets and Liabilities.

The Series invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Series concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on their investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of June 30, 2009, the Series had the following industry classifications:

Industry	Percent of Long-Term Investments

Commercial Banks	13%
Oil, Gas & Consumable Fuels	8
Pharmaceuticals	7
Metals & Mining	5
Other*	67

*	All other industries held were each less than 5% of long-term investments.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Series through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Quantitative Master Series LLC (the “Master LLC”) met on April 16, 2009 and May 21 – 22, 2009 to consider the approval of the Master LLC’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, on behalf of Master International Index Series (the “Master Portfolio”), a series of the Master LLC. The Board of Directors of the Master LLC also considered the approval of the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”) with respect to the Master Portfolio. BlackRock International Index Fund (the “Fund”), a series of BlackRock Index Funds, Inc. (the “Corporation”), currently invests all of its investable assets in the Master Portfolio. Accordingly, the Board of Directors of the Corporation also considered the approval of the Advisory Agreement and the Sub-Advisory Agreement. The Fund does not require investment advisory services since all investments are made at the Master Portfolio level.

The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Agreements.” For ease and clarity of presentation, the Board of Directors of the Master LLC and the Board of Directors of the Corporation, each of which are comprised of the same thirteen individuals, are herein referred to individually as a “Board” and collectively as the “Boards” and the members of the Boards are referred to as the “Board Members.”

Activities and Composition of the Boards

Each Board consists of thirteen individuals, eleven of whom are not “interested persons” of the Master LLC or the Corporation as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Corporation, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Boards are each Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight and Contract Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Boards are required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Boards assessed, among other things, the nature, scope and quality of the services provided to the Fund and/or the Master Portfolio by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, the Boards, acting directly and through their committees, consider at each of their meetings factors that are relevant to their annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and/or the Master Portfolio and their shareholders. Among the matters the Boards considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund and/or the Master Portfolio for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund and/or Master Portfolio operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s and the Master Portfolio’s investment objective, policies and restrictions; (e) each of the Corporation’s and the Master LLC’s compliance with its respective Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality; (j) BlackRock’s implementation of the Corporation’s and the Master LLC’s respective valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April 16, 2009 meeting, the Boards requested and received materials specifically relating to the Agreements. The Boards are engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist their deliberations. The materials provided in connection with the April meeting included: (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fallout benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund and/or the Master Portfolio to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

28	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

At an in-person meeting held on April 16, 2009, the Boards reviewed materials relating to their consideration of the Agreements. As a result of the discussions that occurred during the April 16, 2009 meeting, the Boards presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the May 21 – 22, 2009 Board meeting.

At an in-person meeting held on May 21 – 22, 2009, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio and the Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to the Master Portfolio, each for a one-year term ending June 30, 2010. The Board Members of the Corporation present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Agreements and found the Agreements to be satisfactory. The Boards considered all factors they believed relevant with respect to the Fund and/or the Master Portfolio, as applicable, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and the Master Portfolio and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund and the Master Portfolio; (d) economies of scale; and (e) other factors.

The Boards also considered other matters they deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of portfolio holdings of the Master Portfolio, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and the Master Portfolio and advice from independent legal counsel with respect to the review process and materials submitted for the Boards’ review. The Boards noted the willingness of BlackRock personnel to engage in open, candid discussions with the Boards. The Boards did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Boards, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund and the Master Portfolio. Throughout the year, the Boards compared Fund performance to the performance of a comparable group of mutual funds, and the performance of at least one relevant benchmark, if any. The Boards met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Boards also reviewed the materials provided by the Master Portfolio’s portfolio management team discussing Master Portfolio performance and the Master Portfolio’s investment objective, strategies and outlook.

The Boards considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master Portfolio’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Boards also reviewed a general description of BlackRock’s compensation structure with respect to the Master Portfolio’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Boards considered the quality of the administrative and non-investment advisory services provided to the Fund and the Master Portfolio. BlackRock and its affiliates provide the Fund and the Master Portfolio with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund and the Master Portfolio by third parties) and officers and other personnel as are necessary for the operations of the Fund and the Master Portfolio. In addition to investment advisory services, BlackRock and its affiliates provide the Fund and the Master Portfolio with other services, including: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund and the Master Portfolio, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Boards reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Fund, the Master Portfolio and BlackRock: The Boards, including the Independent Board Members, also reviewed and considered the performance history of the Fund and the Master Portfolio. In preparation for the April 16, 2009 meeting, the Boards were provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Boards also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with their review, the Boards received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Boards were provided with a description of the methodology used by Lipper to select peer funds. The Boards regularly review the performance of the Fund and the Master Portfolio throughout the year. The Boards attach more importance to performance over relatively long periods of time, typically three to five years.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	29

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

The Boards noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in two of the one-, three- and five-year periods reported.

C. Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund and the Master Portfolio: The Boards, including the Independent Board Members, reviewed the Master Portfolio’s contractual advisory fee rates compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Boards considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Boards received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund and the Master Portfolio. The Boards were also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund and/or the Master Portfolio. The Boards reviewed BlackRock’s profitability with respect to the Master Portfolio and each fund the Boards currently oversee for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Boards reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Boards reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Boards recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Boards noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Boards considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Boards considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Boards considered the cost of the services provided to the Fund and the Master Portfolio by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the Master Portfolio and the other funds advised by BlackRock and its affiliates. As part of their analysis, the Boards reviewed BlackRock’s methodology in allocating its costs to the management of the Fund and the Master Portfolio. The Boards also considered whether BlackRock has the financial resources necessary to attract and retain high-quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Boards.

The Boards noted that the contractual advisory fees, which do not take into account any expense reimbursement or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Fund’s Peers. The Boards noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Master Portfolio’s total net expenses and has voluntarily agreed to waive fees or reimburse expenses to limit the Fund’s total net expenses on a class basis.

D. Economies of Scale: The Boards, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund and the Master Portfolio increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund and the Master Portfolio to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Master Portfolio. The Boards considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Boards also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E. Other Factors: The Boards also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund and the Master Portfolio, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund and the Master Portfolio, including for administrative, transfer agency and distribution services. The Boards also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

30	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

In connection with their consideration of the Agreements, the Boards also received information regarding BlackRock’s brokerage and soft dollar practices. The Boards received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, unanimously approved the continuation of the Advisory Agreement between the Manager and the Master LLC with respect to the Master Portfolio for a one-year term ending June 30, 2010 and the Sub-Advisory Agreement between the Manager and Sub-Advisor with respect to the Master Portfolio for a one-year term ending June 30, 2010. Based upon their evaluation of all these factors in their totality, the Board Members of the Master LLC present at the meeting, including the Independent Board Members present at the meeting, were satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Master Portfolio and its shareholders. The Board Members of the Corporation present at the meeting, including the Independent Board Members present at the meeting, also considered the continuation of the Agreements and found the Agreements to be satisfactory. In arriving at a decision to approve the Agreements, the Boards did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master Portfolio reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	31

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
David O. Beim, Director
Richard S. Davis, Director
Henry Gabbay, Director
Dr. Matina Horner, Director
Herbert I. London, Director
Cynthia A. Montgomery, Director
Joseph P. Platt, Jr., Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Chairman of the Audit Committee and Director
Frederick W. Winter, Director
Donald C. Burke, Fund/Master LLC President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund/Master LLC
Howard B. Surloff, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent
PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Fund and Master LLC retired. The Fund’s and Master LLC’s Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Fund and Master LLC, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Fund and Master LLC.

32	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)          Access the BlackRock website at
             http://www.blackrock.com/edelivery

2)         Click on the applicable link and follow the steps to sign up

3)         Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	33

Additional Information (concluded)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how the Fund/Master LLC votes proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund/Master LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34	BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Diversification Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK INTERNATIONAL INDEX FUND	JUNE 30, 2009	35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#Index 2-6/09

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) Schedule of Investments – Master International Index Series.

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 7.2%	AGL Energy Ltd.	38,940	$421,389
	AMP Ltd.	173,614	680,215
	AXA Asia Pacific Holdings Ltd.	77,231	241,243
	Alumina Ltd.	217,261	249,726
	Amcor Ltd.	71,378	287,014
	Aristocrat Leisure Ltd.	22,855	69,637
	Arrow Energy Ltd. (a)	53,661	152,410
	Australia & New Zealand Banking Group Ltd.	202,842	2,688,161
	Australian Stock Exchange Ltd.	14,934	443,713
	BHP Billiton Ltd.	291,694	7,991,219
	Bendigo and Adelaide Bank Ltd.	20,287	113,353
	Billabong International Ltd.	17,551	123,354
	BlueScope Steel Ltd.	158,176	320,734
	Boral Ltd.	50,019	163,190
	Brambles Ltd.	120,625	577,514
	CFS Retail Property Trust	148,618	196,888
	CSL Ltd.	52,469	1,356,649
	CSR Ltd.	111,831	152,142
	Caltex Australia Ltd.	12,081	134,165
	Coca-Cola Amatil Ltd.	47,908	332,021
	Cochlear Ltd.	4,927	228,702
	Commonwealth Bank of Australia Ltd.	127,873	4,008,295
	Computershare Ltd.	36,358	263,522
	Crown Ltd.	40,471	235,863
	DB RREEF Trust	387,384	233,072
	Energy Resources of Australia Ltd.	6,563	123,149
	Fairfax Media Ltd.	176,367	172,828
	Fortescue Metals Group Ltd. (a)	109,670	332,401
	Foster’s Group Ltd.	166,479	689,792
	General Property Trust	783,183	306,476
	Goodman Fielder Ltd.	77,271	81,061
	Harvey Norman Holdings Ltd.	44,194	117,153
	Incitec Pivot Ltd.	143,533	273,158
	Insurance Australia Group Ltd.	170,317	480,905
	James Hardie Industries NV	35,273	119,020
	Leighton Holdings Ltd.	12,576	237,203
	Lend Lease Corp., Ltd.	30,026	168,972
	Lion Nathan Ltd.	25,803	240,335
	Macquarie Airports Group	59,427	110,478
	Macquarie Group Ltd.	27,114	848,848
	Macquarie Infrastructure Group	207,733	238,803
	Metcash Ltd.	65,775	228,308
	Mirvac Group	209,500	181,539
	National Australia Bank Ltd.	166,752	3,004,240
	Newcrest Mining Ltd.	41,901	1,024,114
	Nufarm Ltd.	15,187	112,029
	OZ Mineral Ltd.	274,214	201,030

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	OneSteel Ltd.	109,321	$225,964
	Orica Ltd.	31,344	545,526
	Origin Energy Ltd.	76,011	894,984
	Paladin Resources Ltd. (a)	52,047	204,627
	Perpetual Trustees Australia Ltd.	1,777	40,749
	QBE Insurance Group Ltd.	86,323	1,381,347
	Qantas Airways Ltd.	92,627	149,991
	Rio Tinto Ltd.	37,896	1,582,966
	SP AusNet	91,032	56,444
	Santos Ltd.	71,378	836,308
	Sims Metal Management Ltd.	13,208	275,028
	Sonic Healthcare Ltd.	31,035	307,840
	Stockland	197,278	508,885
	Suncorp-Metway Ltd.	113,704	611,331
	Tabcorp Holdings Ltd.	51,256	294,985
	Tatts Group Ltd.	105,192	215,524
	Telstra Corp. Ltd.	372,667	1,016,941
	Toll Holdings Ltd.	56,456	283,316
	Transurban Group	95,317	320,263
	Wesfarmers Ltd. Ordinary Shares	87,794	1,598,517
	Wesfarmers Ltd. Partially Protected Shares	12,455	235,386
	Westfield Group	175,284	1,604,254
	Westpac Banking Corp.	252,957	4,115,532
	Woodside Petroleum Ltd.	42,593	1,471,421
	Woolworths Ltd.	106,581	2,261,219
	WorleyParsons Ltd.	14,159	269,848

			52,265,229

Austria - 0.3%	Erste Bank der Oesterreichischen Sparkassen AG	16,773	455,359
	OMV AG	14,239	535,313
	Raiffeisen International Bank Holding AG	4,730	165,121
	Telekom Austria AG	30,350	475,149
	Verbund - Oesterreichische Elektrizitaetswirtschafts AG	5,911	301,549
	Vienna Insurance Group	2,534	110,464
	Voestalpine AG	10,194	280,784

			2,323,739

Belgium - 0.9%	Anheuser-Busch InBev NV	63,548	2,304,224
	Anheuser-Busch InBev NV VVPR Strip (a)	24,368	103
	Belgacom SA	14,890	476,163
	Colruyt SA	1,471	336,054
	Delhaize Group	8,833	621,882
	Dexia NV	46,690	356,430
	Fortis	182,916	626,315
	Groupe Bruxelles Lambert SA	7,108	521,057
	KBC Bancassurance Holding	14,083	258,977
	Mobistar SA	2,738	169,058

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nationale A Portefeuille	3,872	$187,398
	Solvay SA	5,095	431,020
	UCB SA	8,700	279,387
	Umicore SA	11,341	258,520

			6,826,588

Bermuda - 0.1%	Mongolia Energy Co. Ltd. (a)	244,297	89,400
	SeaDrill Ltd.	24,107	347,179
	Yue Yuen Industrial Holdings Ltd.	41,285	97,118

			533,697

Cayman Islands - 0.0%	Foxconn International Holdings Ltd. (a)	148,529	96,567
	Lifestyle International Holdings Ltd.	32,013	44,258

			140,825

Denmark - 0.9%	A.P. Moller - Maersk A/S Class A	50	293,033
	A.P. Moller - Maersk A/S Class B	97	581,181
	Carlsberg A/S	9,549	612,573
	Coloplast A/S Class B	1,714	117,846
	DSV A/S	16,832	208,774
	Danske Bank A/S	40,951	706,471
	H. Lundbeck A/S	6,200	117,959
	Novo-Nordisk A/S Class B	39,602	2,156,932
	Novozymes A/S Class B	4,067	330,866
	Topdanmark A/S (a)	1,551	181,157
	TrygVesta A/S	2,219	130,891
	Vestas Wind Systems A/S (a)	18,221	1,307,624
	William Demant Holding (a)	1,330	68,876

			6,814,183

Finland - 1.3%	Elisa Corp.	13,141	216,557
	Fortum Oyj	39,245	894,523
	Kesko Oyj Class B	6,235	165,141
	Kone Oyj Class B	13,564	416,518
	Metso Oyj	11,856	221,944
	Neste Oil Oyj	11,359	158,070
	Nokia Oyj	325,001	4,760,345
	Nokian Renkaat Oyj	9,415	177,169
	OKO Bank	11,124	89,126
	Orion Oyj	5,513	86,466
	Outokumpu Oyj	10,368	179,165
	Rautaruukki Oyj	7,096	142,327
	Sampo Oyj	37,840	715,478
	Sanoma Oyj	4,060	62,958
	Stora Enso Oyj Class R	53,245	281,643
	UPM-Kymmene Oyj	46,654	407,144
	Wartsila Oyj	7,230	233,451

			9,208,025

France - 9.8%	AXA SA	134,009	2,536,387
	Accor SA	13,636	543,291
	Aeroports de Paris	2,398	176,301

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Air France-KLM	11,955	$153,328
	Air Liquide	21,218	1,946,881
	Alcatel SA	204,260	512,232
	Alstom	17,164	1,019,143
	Atos Origin SA	4,992	169,985
	BNP Paribas SA	71,588	4,668,443
	BioMerieux	1,193	104,921
	Bouygues	20,806	786,843
	Bureau Veritas SA	4,034	198,696
	CNP Assurances	3,247	310,674
	Cap Gemini SA	12,989	480,718
	Carrefour SA	54,348	2,330,712
	Casino Guichard Perrachon SA	4,366	295,691
	Christian Dior SA	5,068	379,639
	Cie de Saint-Gobain SA	31,600	1,063,269
	Cie Generale d’Optique Essilor International SA	17,775	850,019
	Compagnie Generale de Geophysique SA (a)	13,120	237,508
	Compagnie Generale des Etablissements Michelin	12,919	739,894
	Credit Agricole SA	75,180	942,627
	Dassault Systemes SA	5,720	253,313
	EDP Renovaveis SA (a)	17,823	182,845
	Eiffage	3,338	195,072
	Electricite de France SA	21,210	1,035,647
	Eramet	461	121,093
	Eurazeo	2,508	104,449
	European Aeronautic Defense and Space Co.	36,223	588,281
	Eutelsat Communications	8,923	230,956
	Fonciere Des Regions	2,361	178,015
	France Telecom SA	156,670	3,564,819
	GDF Suez	103,010	3,855,905
	Gecina SA	1,392	86,363
	Groupe Danone	47,034	2,332,178
	Hermes International	4,700	654,377
	ICADE	1,353	111,326
	Iliad SA	1,114	108,335
	Imerys SA	2,523	106,036
	Ipsen	2,182	95,600
	JCDecaux SA	5,607	89,106
	Klepierre	7,347	190,395
	L’Oreal SA	20,428	1,533,405
	LVMH Moet Hennessy Louis Vuitton SA	20,972	1,608,423
	Lafarge SA	5,280	345,689
	Lafarge SA (a)	12,444	846,664
	Lagardere S.C.A.	10,889	363,031
	Legrand Promesses	9,435	206,464

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	M6-Metropole Television SA	5,485	$104,025
	Natixis	90,048	175,263
	Neopost SA	2,741	246,818
	PagesJaunes Groupe SA	11,204	109,229
	Pernod-Ricard SA	17,219	1,088,647
	Peugeot SA	13,684	361,248
	Pinault-Printemps-Redoute	6,697	549,002
	Publicis Groupe	11,154	341,477
	Renault SA	15,860	585,972
	SCOR SE	15,455	317,546
	STMicroelectronics NV	60,216	453,936
	Safran SA	16,573	219,508
	Sanofi-Aventis	90,246	5,332,626
	Schneider Electric SA	19,988	1,529,846
	Societe BIC SA	1,668	96,044
	Societe Des Autoroutes Paris-Rhin-Rhone	1,437	98,088
	Societe Generale SA	39,494	2,167,858
	Societe Television Francaise 1	10,396	117,182
	Sodexho Alliance SA	8,328	428,792
	Suez Environnement SA	23,764	416,448
	Technip SA	9,226	454,937
	Thales SA	7,881	353,811
	Total SA	182,981	9,917,706
	Unibail - Rodamco	7,215	1,078,746
	Vallourec SA	4,781	584,374
	Veolia Environnement SA	33,851	1,000,863
	Vinci SA	36,028	1,625,738
	Vivendi SA	100,339	2,408,531

			71,599,250

Germany - 7.5%	Adidas-Salomon AG	17,081	650,915
	Allianz AG Registered Shares	38,833	3,582,060
	BASF SE	79,140	3,153,080
	Bayer AG	65,514	3,520,739
	Bayerische Motoren Werke AG	29,401	1,110,626
	Bayerische Motoren Werke AG (Preference Shares)	5,309	128,209
	Beiersdorf AG	7,770	366,017
	Celesio AG	7,514	172,608
	Commerzbank AG	63,031	392,917
	DaimlerChrysler AG	77,338	2,808,590
	Deutsche Bank AG Registered Shares	47,867	2,909,881
	Deutsche Boerse AG	16,721	1,301,312
	Deutsche Lufthansa AG	20,149	253,045
	Deutsche Post AG	75,126	980,920
	Deutsche Postbank AG	7,342	187,124
	Deutsche Telekom AG	242,627	2,868,474
	E.ON AG	163,131	5,790,821

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Fraport AG	2,921	$125,247
	Fresenius AG	2,764	129,337
	Fresenius AG (Preference Shares)	7,111	384,728
	Fresenius Medical Care AG	16,982	763,111
	GEA Group AG	12,993	197,303
	Hamburger Hafen und Logistik AG	2,544	98,291
	Hannover Rueckversicherung AG Registered Shares	5,336	197,259
	Henkel KGaA	11,896	320,908
	Hochtief AG	3,709	187,297
	K+S AG	13,183	743,605
	Linde AG	13,469	1,106,522
	MAN SE	9,287	571,425
	Merck KGaA	5,748	584,893
	Metro AG	9,987	477,161
	Muenchener Rueckversicherungs AG Registered Shares	17,729	2,395,288
	Porsche Automobil Holding SE (Preference Shares)	7,884	530,680
	Puma AG Rudolf Dassler Sport	573	125,494
	Qiagen NV (a)	16,105	299,084
	RWE AG	35,907	2,831,614
	SAP AG	73,503	2,963,526
	Salzgitter AG	3,477	306,466
	Siemens AG	70,526	4,877,058
	Solarworld AG	7,403	175,202
	Suedzucker AG	5,494	111,352
	TUI AG	15,953	117,785
	ThyssenKrupp AG	31,093	774,606
	United Internet AG	11,411	134,051
	Volkswagen AG	7,493	2,538,516
	Wacker Chemie AG	1,383	159,710

			54,404,857

Greece - 0.6%	Alpha Bank AE	33,709	369,050
	Bank of Cyprus Public Co. Ltd.	52,818	298,393
	Coca-Cola Hellenic Bottling Co. SA	14,308	294,901
	EFG Eurobank Ergasias SA (a)	27,217	286,283
	Hellenic Petroleum SA	7,916	76,539
	Hellenic Telecommunications Organization SA	23,844	364,628
	Marfin Investment Group SA	53,258	228,551
	National Bank of Greece SA	43,816	1,215,515
	OPAP SA	19,803	528,050
	Piraeus Bank SA (a)	27,767	276,455
	Public Power Corp.	9,270	191,276
	Titan Cement Co. SA	3,439	90,753

			4,220,394

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Hong Kong - 2.4%	ASM Pacific Technology Ltd.	12,504	$63,942
	BOC Hong Kong Holdings Ltd.	327,900	570,516
	Bank of East Asia Ltd.	136,332	413,167
	CLP Holdings Ltd.	181,187	1,200,577
	Cathay Pacific Airways Ltd.	106,263	145,778
	Cheung Kong Holdings Ltd.	122,835	1,404,510
	Cheung Kong Infrastructure Holdings Ltd.	31,500	110,350
	Chinese Estates Holdings Ltd.	78,000	142,496
	Esprit Holdings Ltd.	99,600	553,360
	Hang Lung Group Ltd.	82,000	383,709
	Hang Lung Properties Ltd.	173,000	569,694
	Hang Seng Bank Ltd.	67,753	948,282
	Henderson Land Development Co., Ltd.	93,491	533,481
	The Hong Kong & China Gas Ltd.	330,290	693,339
	Hong Kong Aircraft Engineering Company Ltd.	3,200	37,183
	Hong Kong Exchanges and Clearing Ltd.	90,427	1,397,684
	HongKong Electric Holdings Ltd.	123,000	683,280
	Hopewell Holdings Ltd.	56,349	175,950
	Hutchison Whampoa Ltd.	189,176	1,230,617
	Hysan Development Co. Ltd.	56,791	145,420
	Kerry Properties Ltd.	64,000	278,785
	Li & Fung Ltd.	203,990	544,659
	The Link REIT	192,914	410,002
	MTR Corp.	115,000	343,548
	NWS Holdings Ltd.	79,000	142,249
	New World Development Ltd.	222,484	400,477
	Orient Overseas International Ltd.	19,557	82,988
	PCCW Ltd.	411,000	107,022
	Shangri-La Asia Ltd.	92,990	137,343
	Sino Land Co.	160,421	264,094
	Sun Hung Kai Properties Ltd.	124,324	1,543,831
	Swire Pacific Ltd. Class A	68,077	683,352
	Television Broadcasts Ltd.	17,000	68,084
	Wharf Holdings Ltd.	112,870	475,890
	Wheelock and Co., Ltd.	91,000	233,869
	Wing Hang Bank Ltd.	12,000	104,748

			17,224,276

Ireland - 0.3%	Anglo Irish Bank Corp. Plc	62,641	1
	CRH Plc	60,348	1,387,054
	Elan Corp. Plc (a)	37,704	241,471
	Kerry Group Plc	10,783	243,814
	Ryanair Holdings Plc (a)	35,968	166,759

			2,039,099

Italy - 3.4%	A2A SpA	110,110	201,233
	ACEA SpA	7,973	97,360
	Alleanza Assicurazioni SpA	37,149	255,305
	Assicurazioni Generali SpA	87,925	1,831,222

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Autogrill SpA	8,807	$74,421
	Autostrade SpA	22,588	457,513
	Banca Carige SpA	61,682	169,453
	Banca Monte dei Paschi di Siena SpA	175,591	283,811
	Banca Popolare di Milano Scrl	35,450	211,533
	Banco Popolare SpA	56,155	419,935
	Enel SpA	565,654	2,761,487
	Eni SpA	221,901	5,262,859
	Exor SpA	8,247	118,702
	Fiat SpA	68,016	685,837
	Finmeccanica SpA	35,475	500,270
	Fondiaria-SAI SpA	6,498	104,890
	Intesa Sanpaolo SpA	655,122	2,117,045
	Intesa Sanpaolo SpA (Non-Convertible Savings Shares)	68,618	169,645
	Italcementi SpA	6,190	70,875
	Lottomatica SpA	6,170	119,138
	Luxottica Group SpA	12,204	253,883
	Mediaset SpA	67,339	378,060
	Mediobanca SpA	43,163	514,348
	Mediolanum SpA	27,409	146,429
	Parmalat SpA	150,377	363,206
	Pirelli & C. SpA	204,382	71,661
	Prysmian SpA	8,838	133,213
	Saipem SpA	23,572	575,903
	Saras SpA	19,965	57,001
	Snam Rete Gas SpA	133,450	586,217
	Telecom Italia SpA	847,886	1,175,582
	Telecom Italia SpA (Non-Convertible Savings Shares)	531,106	523,201
	Terna SpA	105,250	351,021
	UniCredit SpA	1,234,659	3,122,825
	Unione di Banche Italiane ScpA	53,164	692,795
	Unipol SpA	54,783	64,269

			24,922,148

Japan - 23.7%	The 77 Bank Ltd.	22,000	128,090
	ABC-Mart, Inc.	2,200	56,477
	Acom Co., Ltd.	4,160	103,675
	Advantest Corp.	14,800	269,512
	Aeon Co., Ltd.	54,800	540,710
	Aeon Credit Service Co., Ltd.	8,900	116,440
	Aeon Mall Co. Ltd.	4,900	92,990
	Aioi Insurance Co., Ltd.	45,000	205,104
	Aisin Seiki Co., Ltd.	16,500	356,456
	Ajinomoto Co., Inc.	59,000	466,727
	Alfresa Holdings Corp.	1,900	87,778
	All Nippon Airways Co., Ltd.	43,000	150,247

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Amada Co., Ltd.	31,000	$192,113
	Aozora Bank Ltd.	70,000	108,068
	Asahi Breweries Ltd.	34,200	490,077
	Asahi Glass Co., Ltd.	90,100	721,701
	Asahi Kasei Corp.	113,000	573,334
	Asics Corp.	14,000	127,696
	Astellas Pharma, Inc.	40,100	1,416,018
	The Bank of Kyoto Ltd.	26,000	240,988
	The Bank of Yokohama Ltd.	106,000	567,374
	Benesse Corp.	6,500	260,638
	Bridgestone Corp.	54,200	849,014
	Brother Industries Ltd.	23,000	203,433
	Canon, Inc.	92,500	3,021,420
	Canon Marketing Japan Inc.	4,700	65,706
	Casio Computer Co., Ltd.	20,400	182,719
	Central Japan Railway Co.	136	836,058
	The Chiba Bank Ltd.	66,000	430,739
	Chubu Electric Power Co., Inc.	57,400	1,325,583
	Chugai Pharmaceutical Co., Ltd.	19,900	378,674
	The Chugoku Bank Ltd.	16,000	221,832
	Chugoku Electric Power Co.	22,500	469,779
	Chuo Mitsui Trust Holdings, Inc.	84,000	320,065
	Citizens Holding Co., Ltd.	32,400	165,917
	Coca-Cola West Holdings Co., Ltd.	3,300	63,115
	Cosmo Oil Co., Ltd.	42,000	142,196
	Credit Saison Co., Ltd.	15,200	192,808
	DIC Corp.	30,000	46,864
	Dai Nippon Printing Co., Ltd.	51,000	698,285
	Daicel Chemical Industries Ltd.	25,000	151,507
	Daido Steel Co., Ltd.	24,000	98,123
	Daihatsu Motor Co., Ltd.	20,000	185,904
	Daiichi Sankyo Co., Ltd.	59,800	1,067,397
	Daikin Industries Ltd.	21,400	688,727
	Dainippon Pharma Co., Ltd.	17,000	148,328
	Daito Trust Construction Co., Ltd.	7,200	339,497
	Daiwa House Industry Co., Ltd.	45,000	483,887
	Daiwa Securities Group, Inc.	115,000	683,353
	Dena Co. Ltd.	24	80,132
	Denki Kagaku Kogyo Kabushiki Kaisha	44,000	122,203
	Denso Corp.	42,400	1,086,825
	Dentsu, Inc.	16,413	344,419
	Diamond Lease Co., Ltd.	4,070	132,679
	Dowa Mining Co., Ltd.	24,000	99,618
	East Japan Railway Co.	29,421	1,771,317
	Eisai Co., Ltd.	22,400	795,317
	Electric Power Development Co.	11,600	329,138
	Elpida Memory, Inc. (a)	10,600	114,158

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	FamilyMart Co., Ltd.	5,700	$179,106
	Fanuc Ltd.	16,700	1,338,277
	Fast Retailing Co., Ltd.	4,200	547,363
	Fuji Electric Holdings Co., Ltd.	31,800	52,509
	Fuji Heavy Industries Ltd.	55,000	222,207
	Fuji Media Holdings, Inc.	54	81,265
	Fuji Photo Film Co., Ltd.	43,400	1,381,196
	Fujitsu Ltd.	162,000	880,022
	Fukuoka Financial Group, Inc.	67,000	299,639
	Furukawa Electric Co., Ltd.	57,000	256,424
	GS Yuasa Corp.	29,000	254,474
	The Gunma Bank Ltd.	27,000	150,103
	The Hachijuni Bank Ltd.	31,000	175,154
	Hakuhodo DY Holdings, Inc.	1,140	61,453
	Hankyu Hanshin Holdings, Inc.	96,000	449,428
	Hikari Tsushin, Inc.	800	18,035
	Hino Motors Ltd.	22,000	68,494
	Hirose Electric Co., Ltd.	2,800	298,724
	The Hiroshima Bank Ltd.	34,000	141,716
	Hisamitsu Pharmaceutical Co., Ltd.	6,300	195,732
	Hitachi Chemical Co., Ltd.	8,700	140,075
	Hitachi Construction Machinery Co., Ltd.	11,300	183,639
	Hitachi High-Technologies Corp.	4,300	73,059
	Hitachi Ltd.	293,000	911,821
	Hitachi Metals Ltd.	13,000	110,655
	Hokkaido Electric Power Co., Inc.	15,900	297,707
	Hokuhoku Financial Group, Inc.	88,100	220,831
	Hokuriku Electric Power	16,000	365,937
	Honda Motor Co., Ltd.	143,300	3,942,305
	Hoya Corp.	35,800	717,142
	IHI Corp.	98,000	169,286
	ITOCHU Corp.	131,000	909,037
	ITOCHU Techno-Science Corp.	1,300	38,634
	Ibiden Co., Ltd.	11,700	328,066
	Idemitsu Kosan Co., Ltd.	2,000	171,346
	Inpex Corp.	69	550,150
	Isetan Mitsukoshi Holdings Ltd.	30,105	306,302
	Isuzu Motors Ltd.	110,000	176,474
	Ito En, Ltd.	5,800	82,483
	The Iyo Bank Ltd.	23,000	234,439
	J. Front Retailing Co. Ltd.	34,600	165,096
	JFE Holdings, Inc.	43,600	1,464,843
	JGC Corp.	18,000	289,726
	JS Group Corp.	22,300	344,159
	JSR Corp.	15,900	272,345
	JTEKT Corp.	15,600	157,659
	Jafco Co., Ltd.	1,900	63,800

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Japan Airlines Corp. (a)	87,000	$167,877
	Japan Petroleum Explora	3,000	166,049
	Japan Prime Realty Investment Corp.	62	133,748
	Japan Real Estate Investment Corp.	40	331,797
	Japan Retail Fund Investment Corp.	37	170,692
	The Japan Steel Works, Ltd.	30,000	369,720
	Japan Tobacco, Inc.	400	1,250,333
	The Joyo Bank Ltd.	52,000	265,319
	Jupiter Telecommunications Co., Ltd.	159	120,606
	KDDI Corp.	253	1,342,429
	Kajima Corp.	67,800	211,061
	Kamigumi Co., Ltd.	23,000	194,385
	Kaneka Corp.	26,000	184,746
	The Kansai Electric Power Co., Inc.	66,100	1,458,065
	Kansai Paint Co., Ltd.	14,000	100,309
	Kao Corp.	48,000	1,044,498
	Kawasaki Heavy Industries Ltd.	142,000	391,152
	Kawasaki Kisen Kaisha Ltd.	53,000	217,409
	Keihin Electric Express Railway Co., Ltd.	32,000	248,137
	Keio Electric Railway Co., Ltd.	42,000	243,963
	Keisei Electric Railway Co., Ltd.	31,000	184,821
	Keyence Corp.	3,520	717,126
	Kikkoman Corp.	16,000	160,230
	Kinden Corp.	7,000	61,511
	Kintetsu Corp.	137,000	603,886
	Kirin Holdings Co., Ltd.	75,000	1,046,367
	Kobe Steel Ltd.	208,000	387,382
	Komatsu Ltd.	82,500	1,273,763
	Konami Corp.	9,800	187,657
	Konica Minolta Holdings, Inc.	42,500	444,059
	Kubota Corp.	95,000	782,322
	Kuraray Co., Ltd.	30,000	332,573
	Kurita Water Industries Ltd.	10,600	342,334
	Kyocera Corp.	14,100	1,058,545
	Kyowa Hakko Kirin Co. Ltd.	22,000	248,204
	Kyushu Electric Power Co., Inc.	32,800	705,907
	Lawson, Inc.	6,500	286,104
	Leopalace21 Corp.	11,400	101,870
	Mabuchi Motor Co., Ltd.	2,000	96,489
	Makita Corp.	10,500	254,085
	Marubeni Corp.	146,000	645,727
	Marui Group Co. Ltd.	25,100	175,700
	Maruichi Steel Tube Ltd.	4,400	82,981
	Matsui Securities Co., Ltd.	7,900	71,638
	Mazda Motor Corp.	81,000	207,157
	McDonald’s Holdings Co. Japan Ltd.	7,027	130,485
	Mediceo Paltac Holdings Co., Ltd.	9,400	107,324

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Meiji Holdings Co. Ltd.	4,993	$201,099
	Minebea Co., Ltd.	29,000	123,417
	Mitsubishi Chemical Holdings Corp.	103,000	435,664
	Mitsubishi Corp.	117,500	2,168,253
	Mitsubishi Electric Corp.	167,000	1,055,462
	Mitsubishi Estate Co., Ltd.	102,000	1,693,371
	Mitsubishi Gas Chemical Co., Inc.	31,000	169,023
	Mitsubishi Heavy Industries Ltd.	269,200	1,114,034
	Mitsubishi Logistics Corp.	9,000	99,430
	Mitsubishi Materials Corp.	99,000	308,224
	Mitsubishi Motors Corp. (a)	292,000	547,251
	Mitsubishi Rayon Co., Ltd.	57,000	165,636
	Mitsubishi Tanabe Pharma Corp.	20,000	229,773
	Mitsubishi UFJ Financial Group, Inc.	803,274	4,960,053
	Mitsui & Co., Ltd.	151,000	1,789,301
	Mitsui Chemicals, Inc.	55,000	175,325
	Mitsui Engineering & Shipbuilding Co., Ltd.	58,000	136,238
	Mitsui Fudosan Co., Ltd.	73,000	1,266,124
	Mitsui Mining & Smelting Co., Ltd.	63,000	162,654
	Mitsui OSK Lines Ltd.	100,000	646,234
	Mitsui Sumitomo Insurance Group Holdings, Inc.	36,557	956,360
	Mitsumi Electric Co., Ltd.	7,400	158,076
	Mizuho Financial Group, Inc.	822,637	1,911,263
	Murata Manufacturing Co., Ltd.	18,600	793,837
	NEC Corp.	167,000	653,234
	NGK Insulators Ltd.	23,000	468,781
	NGK Spark Plug Co., Ltd.	15,000	143,195
	NHK Spring Co., Ltd.	9,000	60,318
	NOK Corp.	10,600	123,163
	NSK Ltd.	35,000	177,176
	NTN Corp.	26,000	104,139
	NTT Data Corp.	113	364,754
	NTT DoCoMo, Inc.	1,349	1,973,098
	NTT Urban Development Co.	70	67,479
	Namco Bandai Holdings, Inc.	16,700	183,161
	Nidec Corp.	9,500	578,259
	Nikon Corp.	29,000	501,716
	Nintendo Co., Ltd.	8,600	2,380,092
	Nippon Building Fund, Inc.	45	384,659
	Nippon Electric Glass Co.	30,500	340,974
	Nippon Express Co., Ltd.	74,000	335,940
	Nippon Meat Packers, Inc.	18,000	226,628
	Nippon Mining Holdings, Inc.	78,500	405,648
	Nippon Oil Corp.	113,000	665,402
	Nippon Paper Group, Inc.	8,500	219,889
	Nippon Sanso Corp.	20,000	191,174

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Nippon Sheet Glass Co., Ltd.	58,000	$169,005
	Nippon Steel Corp.	454,000	1,738,099
	Nippon Telegraph & Telephone Corp.	44,300	1,804,136
	Nippon Yusen Kabushiki Kaisha	100,000	430,619
	Nipponkoa Insurance Co., Ltd.	53,000	308,345
	The Nishi-Nippon City Bank Ltd.	48,000	121,264
	Nissan Chemical Industries Ltd.	16,000	179,859
	Nissan Motor Co., Ltd.	216,000	1,310,881
	Nissay Dowa General Insurance Co., Ltd.	8,000	38,646
	Nisshin Seifun Group, Inc.	12,500	148,515
	Nisshin Steel Co., Ltd.	61,000	136,165
	Nisshinbo Industries, Inc.	12,000	135,373
	Nissin Foods Holdings Co., Ltd.	7,500	226,787
	Nitori Co., Ltd.	3,450	244,313
	Nitto Denko Corp.	14,110	430,193
	Nomura Holdings, Inc.	216,100	1,824,067
	Nomura Real Estate Holdings, Inc.	8,500	146,304
	Nomura Real Estate Office Fund, Inc.	20	127,150
	Nomura Research Institute Ltd.	8,700	192,855
	OJI Paper Co., Ltd.	73,000	313,643
	ORIX Corp.	7,610	452,948
	Obayashi Corp.	58,000	283,917
	Obic Co., Ltd.	430	69,681
	Odakyu Electric Railway Co., Ltd.	53,000	453,104
	Olympus Corp.	20,000	470,987
	Omron Corp.	14,500	210,079
	Ono Pharmaceutical Co., Ltd.	7,600	341,868
	Onward Holdings Co., Ltd.	7,000	44,982
	Oracle Corp. Japan	2,400	88,015
	Oriental Land Co., Ltd.	4,100	274,899
	Osaka Gas Co., Ltd.	169,000	538,688
	Osaka Titanium Technologies Co.	1,500	54,961
	Otsuka Shokai Co., Ltd.	700	37,383
	Panasonic Corp.	167,000	2,249,921
	Panasonic Electric Works Ltd.	32,873	310,702
	Promise Co., Ltd.	5,900	75,279
	Rakuten, Inc.	641	386,253
	Resona Holdings, Inc.	44,700	626,575
	Ricoh Co., Ltd.	58,000	747,167
	Rinnai Corp.	3,800	167,949
	Rohm Co., Ltd.	8,700	634,560
	SBI Holdings, Inc.	1,486	301,781
	SMC Corp.	4,900	526,134
	Sankyo Co., Ltd. (Gunma)	4,600	245,380
	Santen Pharmaceutical Co., Ltd.	6,700	203,066
	Sanyo Electric Co., Ltd. (a)	154,000	398,849
	Sapporo Hokuyo Holdings, Inc.	17,000	48,761

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Sapporo Holdings Ltd.	23,000	$131,553
	Secom Co., Ltd.	18,200	738,660
	Sega Sammy Holdings, Inc.	17,632	223,475
	Seiko Epson Corp.	10,300	168,093
	Sekisui Chemical Co., Ltd.	39,000	244,465
	Sekisui House Ltd.	45,000	455,758
	Seven & I Holdings Co., Ltd.	68,400	1,604,158
	Seven Bank Ltd.	49	128,496
	Sharp Corp.	87,000	902,559
	Shikoku Electric Power Co., Inc.	16,200	483,159
	Shimadzu Corp.	26,000	207,749
	Shimamura Co., Ltd.	1,900	151,284
	Shimano, Inc.	5,600	215,156
	Shimizu Corp.	53,000	230,042
	Shin-Etsu Chemical Co., Ltd.	36,500	1,692,830
	Shinko Electric Industries	3,400	42,012
	Shinko Securities Co., Ltd.	40,300	126,118
	Shinsei Bank Ltd.	100,000	159,655
	Shionogi & Co., Ltd.	27,000	521,667
	Shiseido Co., Ltd.	31,000	507,149
	The Shizuoka Bank Ltd.	52,000	514,631
	Showa Denko KK	103,000	183,705
	Showa Shell Sekiyu KK	19,900	210,567
	Softbank Corp.	65,600	1,277,949
	Sojitz Corp.	110,100	241,449
	Sompo Japan Insurance, Inc.	77,800	518,431
	Sony Corp.	87,200	2,274,962
	Sony Financial Holdings, Inc.	77	212,302
	Square Enix Holdings Co., Ltd.	5,500	129,171
	Stanley Electric Co., Ltd.	12,300	249,416
	Sumco Corp.	11,300	160,540
	Sumitomo Chemical Co., Ltd.	140,000	629,601
	Sumitomo Corp.	97,700	993,091
	Sumitomo Electric Industries Ltd.	67,000	751,192
	Sumitomo Heavy Industries Ltd.	55,000	244,672
	Sumitomo Metal Industries Ltd.	301,000	800,141
	Sumitomo Metal Mining Co., Ltd.	47,000	660,250
	Sumitomo Mitsui Financial Group, Inc.	78,310	3,168,838
	Sumitomo Realty & Development Co., Ltd.	33,000	602,537
	Sumitomo Rubber Industries, Ltd.	17,100	137,473
	The Sumitomo Trust & Banking Co., Ltd.	125,000	670,736
	Suruga Bank Ltd.	19,000	181,782
	Suzuken Co., Ltd.	5,000	144,851
	Suzuki Motor Corp.	31,800	713,046
	T&D Holdings, Inc.	19,850	567,133
	TDK Corp.	10,900	511,692
	THK Co., Ltd.	9,200	137,149

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Taiheiyo Cement Corp.	78,000	$133,666
	Taisei Corp.	93,000	224,180
	Taisho Pharmaceutical Co., Ltd.	11,000	208,190
	Takashimaya Co., Ltd.	24,000	188,911
	Takeda Pharmaceutical Co., Ltd.	66,600	2,589,403
	Teijin Ltd.	85,000	273,212
	Terumo Corp.	15,000	661,307
	Tobu Railway Co., Ltd.	66,000	387,405
	Toho Co., Ltd.	7,400	120,371
	Toho Gas Co., Ltd.	45,000	182,755
	Tohoku Electric Power Co., Inc.	36,900	770,811
	Tokio Marine Holdings, Inc.	62,700	1,721,529
	Tokuyama Corp.	20,000	146,806
	Tokyo Broadcasting System HD	3,500	54,998
	The Tokyo Electric Power Co., Inc.	105,700	2,717,685
	Tokyo Electron Ltd.	15,000	723,898
	Tokyo Gas Co., Ltd.	201,000	718,059
	Tokyo Steel Manufacturing Co., Ltd.	9,700	118,070
	Tokyo Tatemono Co., Ltd.	25,000	139,222
	Tokyu Corp.	98,000	494,372
	Tokyu Land Corp.	39,000	177,184
	TonenGeneral Sekiyu KK	25,000	254,450
	Toppan Printing Co., Ltd.	49,000	493,677
	Toray Industries, Inc.	117,700	599,110
	Toshiba Corp.	340,000	1,231,801
	Tosoh Corp.	49,000	138,603
	Toto Ltd.	22,000	153,531
	Toyo Seikan Kaisha Ltd.	21,800	456,799
	Toyoda Gosei Co., Ltd.	5,300	143,107
	Toyota Boshoku Corp.	3,800	56,646
	Toyota Industries Corp.	15,400	382,773
	Toyota Motor Corp.	239,300	9,049,697
	Toyota Tsusho Corp.	16,700	247,338
	Trend Micro, Inc.	9,500	303,350
	Tsumura & Co.	5,500	171,630
	UNY Co., Ltd.	16,000	136,707
	USS Co., Ltd.	1,440	74,172
	Ube Industries Ltd.	90,000	251,158
	Uni-Charm Corp.	3,600	275,022
	Ushio, Inc.	7,800	124,428
	West Japan Railway Co.	148	489,440
	Yahoo! Japan Corp.	1,276	405,825
	Yakult Honsha Co., Ltd.	6,800	129,901
	Yamada Denki Co., Ltd.	7,440	432,847
	Yamaguchi Financial Group, Inc.	21,000	276,962
	Yamaha Corp.	12,000	149,566

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Yamaha Motor Co., Ltd.	17,300	$192,181
	Yamato Kogyo Co. Ltd.	3,500	103,039
	Yamato Transport Co., Ltd.	35,000	465,355
	Yamazaki Baking Co., Ltd.	8,000	90,371
	Yaskawa Electric Corp.	21,000	139,454
	The Yasuda Trust & Banking Co., Ltd.	145,000	187,460
	Yokogawa Electric Corp.	12,700	85,585

			173,006,281

Kazakhstan - 0.0%	Eurasian Natural Resources Corp.	24,271	262,643

Luxembourg - 0.5%	ArcelorMittal	73,925	2,446,413
	SES Global	24,950	477,095
	Tenaris SA	41,388	564,615

			3,488,123

Netherlands - 2.3%	ASML Holding NV	38,259	829,266
	Aegon NV	122,107	755,972
	Akzo Nobel NV	21,126	933,836
	Corio NV	3,871	188,788
	Fugro NV	5,841	243,249
	Heineken Holding NV	10,233	326,956
	Heineken NV	22,042	821,474
	ING Groep NV CVA	167,621	1,698,181
	Koninklijke Ahold NV	105,789	1,219,590
	Koninklijke Boskalis Westminster NV	4,333	98,634
	Koninklijke DSM NV	12,880	405,034
	Koninklijke KPN NV	151,428	2,089,369
	Koninklijke Philips Electronics NV	83,376	1,539,379
	Randstad Holdings NV	8,903	247,418
	Reed Elsevier NV	55,275	611,194
	SBM Offshore NV	12,965	222,636
	TNT NV	32,661	638,391
	Unilever NV	139,902	3,383,693
	Wolters Kluwer NV	23,939	419,964

			16,673,024

New Zealand - 0.1%	Auckland International Airport Ltd.	55,023	57,108
	Contact Energy Ltd.	21,295	80,253
	Fletcher Building Ltd.	50,667	214,936
	Sky City Ltd.	35,133	60,689
	Telecom Corp. of New Zealand Ltd.	161,245	283,042

			696,028

Norway - 0.6%	DnB NOR ASA	64,699	494,363
	Norsk Hydro ASA	60,604	312,268
	Orkla ASA	73,076	531,373
	Renewable Energy Corp. ASA (a)	22,105	172,602
	StatoilHydro ASA	101,632	2,007,554
	Telenor ASA	55,995	432,106
	Telenor ASA (a)(b)	5,999	138,277

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Yara International ASA	17,100	$481,419

			4,569,962

Portugal - 0.3%	Banco Comercial Portugues SA Registered Shares	209,889	213,707
	Banco Espirito Santo SA Registered Shares	41,729	225,027
	Brisa-Auto Estradas de Portugal SA Private Shares	20,401	146,652
	Cimpor Cimentos de Portugal SA	26,806	195,824
	Energias de Portugal SA	162,301	637,563
	Galp Energia SGPS SA	15,896	224,071
	Jeronimo Martins SGPS SA	17,014	116,052
	Portugal Telecom SGPS SA Registered Shares	53,624	526,005

			2,284,901

Singapore - 1.3%	Ascendas Real Estate Investment Trust	124,962	136,238
	CapitaLand Ltd.	239,749	609,573
	CapitaMall Trust	157,700	151,672
	City Developments Ltd.	46,535	274,231
	ComfortDelgro Corp. Ltd.	125,816	110,836
	Cosco Corp. Ltd.	97,002	83,076
	DBS Group Holdings Ltd.	153,407	1,243,693
	Fraser and Neave Ltd.	71,096	190,494
	Genting Singapore Plc (a)	355,903	166,606
	Golden Agri-Resources Ltd.	524,876	136,805
	Jardine Cycle & Carriage Ltd.	10,721	141,508
	Keppel Corp. Ltd.	119,616	566,994
	Neptune Orient Lines Ltd.	44,200	44,871
	Noble Group Ltd.	143,720	179,129
	Olam International Ltd.	115,900	193,273
	Oversea-Chinese Banking Corp.	222,914	1,023,443
	Sembcorp Industries Ltd.	81,590	169,191
	Sembcorp Marine Ltd.	87,197	160,721
	Singapore Airlines Ltd.	44,009	402,911
	Singapore Exchange Ltd.	81,000	394,443
	Singapore Press Holdings Ltd.	130,316	283,578
	Singapore Technologies Engineering Ltd.	114,213	192,448
	Singapore Telecommunications Ltd.	713,132	1,471,294
	StarHub Ltd.	66,769	98,442
	UOL Group Ltd.	24,457	55,494
	United Overseas Bank Ltd.	107,572	1,085,486
	Wilmar International Ltd.	73,670	254,099

			9,820,549

Spain - 4.4%	ACS Actividades de Construccion y Servicios, SA	13,493	684,943
	Abertis Infraestructuras SA	24,700	466,451
	Acciona SA	2,511	310,070
	Acerinox SA	12,303	228,563
	Banco Bilbao Vizcaya Argentaria SA	304,686	3,836,467

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Banco de Sabadell SA	80,602	$504,129
	Banco de Valencia SA	14,285	138,892
	Banco Popular Espanol SA	67,888	594,013
	Banco Santander SA	698,017	8,437,768
	Bankinter SA	27,057	320,991
	Cintra Concesiones de Infraestructuras de Transporte SA	21,741	135,448
	Corp. Mapfre SA	63,096	206,144
	Criteria Caixacorp. SA	73,842	342,242
	Enagas	15,736	310,544
	Fomento de Construcciones y Contratas SA	3,759	154,670
	Gamesa Corp. Tecnologica SA	16,408	312,822
	Gas Natural SDG SA	19,674	359,285
	Gestevision Telecinco SA	10,684	100,056
	Grifols SA	11,234	199,279
	Grupo Ferrovial SA	5,552	178,955
	Iberdrola Renovables	74,326	340,751
	Iberdrola SA	315,395	2,571,923
	Iberia Lineas Aereas de Espana	40,744	86,669
	Inditex SA	19,050	916,823
	Indra Sistemas SA	9,965	216,279
	Red Electrica de Espana	9,397	425,965
	Repsol YPF SA	62,614	1,401,612
	Sacyr Vallehermoso SA	6,339	88,178
	Telefonica SA	363,182	8,247,745
	Zardoya Otis SA	9,124	191,019

			32,308,696

Sweden - 2.3%	Alfa Laval AB	30,393	291,273
	Assa Abloy AB Series B	29,377	410,773
	Atlas Copco AB Class A	60,148	605,643
	Atlas Copco AB Class B	31,386	285,135
	Electrolux AB	23,658	330,967
	Getinge AB Class B	16,341	214,527
	Hennes & Mauritz AB B Shares	43,990	2,196,610
	Holmen AB Class B	3,145	68,865
	Husqvarna AB	29,187	159,325
	Investor AB	38,800	599,947
	Lundin Petroleum AB (a)	17,302	134,525
	Millicom International Cellular SA (a)(b)	6,200	349,742
	Nordea Bank AB	278,634	2,214,409
	SKB AB	34,287	423,780
	SSAB AB A Shares	15,321	178,943
	SSAB AB B Shares	6,267	67,665
	Sandvik AB	87,411	651,498
	Scania AB	24,889	247,638
	Securitas AB	29,048	247,370
	Skandinaviska Enskilda Banken AB Class A	131,049	579,610

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Skanska AB Class B	34,605	$388,258
	Svenska Cellulosa AB	49,112	517,072
	Svenska Handelsbanken Class A	42,512	806,165
	Swedbank AB A Shares	34,000	198,767
	Swedish Match AB	22,750	370,617
	Tele2 AB	26,466	268,037
	Telefonaktiebolaget LM Ericsson	257,889	2,540,576
	TeliaSonera AB	191,201	1,006,330
	Volvo AB A Shares	31,413	194,123
	Volvo AB B Shares	94,052	582,516

			17,130,706

Switzerland - 7.5%	ABB Ltd.	196,263	3,099,126
	Actelion Ltd. (a)	8,704	456,213
	Adecco SA Registered Shares	10,847	453,374
	Aryzta AG (a)	7,200	232,229
	BKW FMB Energie AG	995	73,263
	Baloise Holding AG	4,412	328,091
	Compagnie Financiere Richemont SA	45,289	944,199
	Credit Suisse Group AG	100,261	4,593,557
	Geberit AG	3,498	430,987
	Givaudan SA	674	413,734
	Holcim Ltd. (a)	18,133	1,032,387
	Julius Baer Holding AG Class B	18,593	723,123
	Kuehne & Nagel International AG	4,766	374,372
	Lindt & Spruengli AG	75	140,187
	Lindt & Spruengli AG ‘R’ Shares	9	199,206
	Logitech International SA (a)	15,223	211,602
	Lonza Group AG Registered Shares	4,470	444,665
	Nestle SA Registered Shares	323,069	12,198,584
	Nobel Biocare Holding AG	10,422	228,073
	Novartis AG Registered Shares	188,616	7,678,037
	Pargesa Holding SA	2,669	166,683
	Roche Holding AG	62,431	8,506,362
	SGS SA	415	515,465
	Schindler Holding AG	3,746	233,032
	Schindler Holding AG Registered Shares	2,287	141,607
	Sonova Holding AG	4,167	339,307
	Straumann Holding AG Registered Shares	806	147,075
	The Swatch Group Ltd. Bearer Shares	2,721	437,926
	The Swatch Group Ltd. Registered Shares	4,656	152,915
	Swiss Life Holding	2,993	259,045
	Swiss Reinsurance Co. Registered Shares	30,900	1,022,085
	Swisscom AG	2,087	642,214
	Syngenta AG	8,442	1,964,166
	Synthes, Inc.	5,231	505,811
	UBS AG	286,878	3,522,407

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Zurich Financial Services AG	12,800	$2,262,442

			55,073,551

United Kingdom - 20.4%	3i Group Plc	85,891	343,616
	Admiral Group Plc	13,207	189,387
	Amec Plc	28,892	311,331
	Anglo American Plc (a)	113,879	3,329,716
	Antofagasta Plc	33,636	326,569
	Associated British Foods Plc	30,278	381,451
	AstraZeneca Plc	125,205	5,520,593
	Autonomy Corp. Plc (a)	18,514	438,683
	Aviva Plc	230,090	1,295,493
	BAE Systems Plc	305,449	1,706,855
	BG Group Plc	290,448	4,891,049
	BHP Billiton Plc	190,913	4,302,913
	BP Plc	1,620,524	12,805,066
	BT Group Plc	670,729	1,123,803
	Balfour Beatty Plc	42,120	214,635
	Barclays Plc	817,657	3,799,689
	Berkeley Group Holdings Plc (a)	4,666	61,855
	British Airways Plc	49,181	101,340
	British American Tobacco Plc	172,688	4,766,905
	British Land Co. Plc	73,957	465,696
	British Sky Broadcasting Plc	98,375	738,473
	Bunzl Plc	30,014	248,895
	Burberry Group Plc	38,331	267,136
	Cable & Wireless Plc	220,100	483,101
	Cadbury Plc	118,114	1,009,601
	Cairn Energy Plc (a)	11,971	462,864
	Capita Group Plc	52,466	618,614
	Carnival Plc	13,985	372,471
	The Carphone Warehouse Plc	32,874	85,653
	Centrica Plc	442,173	1,625,884
	Cobham Plc	99,291	282,800
	Compass Group Plc	159,986	903,073
	Diageo Plc	216,226	3,105,677
	Drax Group Plc	29,555	213,938
	Experian Group Ltd.	88,889	666,605
	FirstGroup Plc	43,014	253,999
	Fresnillo Plc	16,417	140,966
	Friends Group Provident Plc	186,698	201,894
	GlaxoSmithKline Plc	448,632	7,924,320
	Group 4 Securicor Plc	107,676	370,866
	HSBC Holdings Plc	1,487,969	12,396,518
	Hammerson Plc	59,263	300,508
	Home Retail Group	74,881	321,435
	ICAP Plc	44,449	331,056
	Imperial Tobacco Group Plc	87,941	2,288,886

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Intercontinental Hotels Group Plc	21,866	$225,090
	International Power Plc	131,704	517,309
	Invensys Plc	69,692	257,329
	Investec Plc	30,571	164,690
	J Sainsbury Plc	97,323	502,599
	Johnson Matthey Plc	18,844	357,837
	Kazakhmys Plc	18,613	194,109
	Kingfisher Plc	204,702	600,567
	Ladbrokes Plc	53,298	161,516
	Land Securities Group Plc	65,501	509,371
	Legal & General Group Plc	504,688	472,059
	Liberty International Plc	39,129	256,512
	Lloyds TSB Group Plc	1,439,101	1,658,981
	London Stock Exchange Group Plc	12,046	139,500
	Lonmin Plc	13,315	258,079
	Man Group Plc	148,011	678,466
	Marks & Spencer Group Plc	136,726	689,457
	National Grid Plc	210,159	1,896,412
	Next Plc	17,113	414,619
	Old Mutual Plc	457,899	611,510
	Pearson Plc	70,225	707,185
	Prudential Plc	216,153	1,477,505
	Rangold Resources Ltd.	6,662	429,332
	Reckitt Benckiser Plc	51,970	2,373,360
	Reed Elsevier Plc	95,363	712,424
	Rexam Plc	54,834	257,730
	Rio Tinto Plc Registered Shares	77,493	2,683,691
	Rolls-Royce Group Plc	160,446	959,302
	Royal & Sun Alliance Insurance Group	288,945	573,745
	Royal Bank of Scotland Group Plc	1,501,988	954,655
	Royal Dutch Shell Plc	305,285	7,657,855
	Royal Dutch Shell Plc Class B	233,157	5,869,819
	SABMiller Plc	77,853	1,589,595
	Sage Group Plc	112,528	330,625
	Schroders Plc	11,024	149,165
	Scottish & Southern Energy Plc	79,703	1,499,550
	Segro Plc	459,901	183,909
	Serco Group Plc	45,013	313,241
	Severn Trent Plc	20,494	369,569
	Shire Ltd.	48,594	670,685
	Smith & Nephew Plc	76,559	568,385
	Smiths Group Plc	33,796	391,046
	Standard Chartered Plc	164,102	3,085,610
	Standard Life Plc	171,156	525,702
	TUI Travel Plc	48,876	186,836
	Tesco Plc	680,320	3,972,964
	Thomas Cook Group Plc	31,456	106,587

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

	Thomson Reuters Plc	14,933	$427,103
	Tomkins Plc	78,603	191,736
	Tullow Oil Plc	69,258	1,072,665
	Unilever Plc	111,046	2,609,811
	United Utilities Group Plc	59,147	485,010
	Vedanta Resources Plc	12,258	260,964
	Vodafone Group Plc	4,538,978	8,828,032
	WPP Plc	108,907	724,232
	Whitbread Plc	17,348	233,996
	William Morrison Supermarkets Plc	186,350	727,845
	Wolseley Plc	25,561	489,321
	Xstrata Plc	164,343	1,786,121

			148,994,798

	Total Common Stocks - 98.1%		716,831,572

	Investment Companies

United States - 0.2%	iShares MSCI EAFE Index Fund (c)	35,845	1,642,059

	Total Investment Companies - 0.2%		1,642,059

	Preferred Stocks

Germany - 0.2%	Henkel KGaA, 1.75%	15,700	490,298
	RWE AG, 3.50%	2,932	195,796
	Volkswagen AG, 4.35%	9,274	648,974

	Total Preferred Stocks - 0.2%		1,335,068

	Warrants (d)

Italy - 0.0%	Unione di Banche Italiane ScpA (expires 6/30/11)	53,164	—

Singapore - 0.0%	Golden Agri-Resources Ltd. (expires 5/27/12)	35,691	—

	Total Warrants - 0.0%		—

Country	Rights

Belgium - 0.0%	Fortis (expires 7/01/14)	184,182	—

Japan - 0.0%	Dowa Mining Co., Ltd. (expires 1/29/10)	7,000	—

Norway - 0.0%	Renewable Energy Corp. ASA (expires 7/13/09)	7,622	27,263

Singapore - 0.0%	Golden Agri-Resources Ltd. (expires 7/16/09)	89,228	12,321
	Neptune Orient Lines Ltd. (expires 7/08/09)	33,150	4,005

			16,326

Spain - 0.0%	Zardoya Otis SA	9,124	9,280

United Kingdom - 0.1%	Rio Tinto Plc (expires 7/01/09)	40,684	467,192

	Total Rights - 0.1%		520,061

	Total Long-Term Investments (Cost - $850,722,029) - 98.6%		720,328,760

	Short-Term Securities

	BlackRock Liquidity Funds, TempCash, 0.489% (e)(f)	2,133,954	2,133,954

	Total Short-Term Securities (Cost - $2,133,954) - 0.3%		2,133,954

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

Total Investments (Cost - $852,855,983*) - 98.9%	$722,462,714
Other Assets Less Liabilities - 1.1%	8,073,429

Net Assets - 100.0%	$730,536,143

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$871,955,481

Gross unrealized appreciation	$47,116,946
Gross unrealized depreciation	(196,609,713)

Net unrealized depreciation	$(149,492,767)

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(d)

Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(e)	Represents the current yield as of report date.

(f)	Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity		Income

BlackRock Liquidity Funds, TempCash		2,133,954	$6,108
BlackRock Liquidity Series, LLC Cash Sweeps Series	USD	(11,259,665)	$4,364

•

For Series compliance purposes, the Series’ industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

23	OMX Stock Index Future	Stockholm	July 2009	$232,893	$4,124
70	DJ Euro Stoxx 50	Eurex	September 2009	$2,365,159	(10,320)
27	FTSE 100 Index Future	LIFFE	September 2009	$1,906,163	(32,514)
7	SPI 200 Index Future	Sydney	September 2009	$554,914	(4,813)
17	TOPIX Index Future	Tokyo	September 2009	$1,650,177	(18,735)

Total					$(62,258)

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

• Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	456,000	USD	368,676	UBS AG	7/01/09	$(1,230)
SGD	10,000	USD	6,885	UBS AG	7/01/09	19
USD	598,174	AUD	741,000	UBS AG	7/01/09	1,075
USD	1,403,579	EUR	1,000,000	UBS AG	7/01/09	720
USD	801,795	GBP	487,000	UBS AG	7/01/09	584
USD	2,074,443	JPY	200,000,000	UBS AG	7/01/09	(1,645)
USD	204,873	SEK	1,581,000	UBS AG	7/01/09	(62)
USD	193,544	HKD	1,500,000	UBS AG	7/02/09	(3)
AUD	91,000	USD	69,433	Brown Brothers Harriman & Co.	8/13/09	3,646
CHF	170,000	USD	152,536	Brown Brothers Harriman & Co.	8/13/09	4,009
EUR	128,000	USD	173,194	Brown Brothers Harriman & Co.	8/13/09	6,370
GBP	232,000	USD	355,423	Brown Brothers Harriman & Co.	8/13/09	26,248
HKD	691,000	USD	89,214	Brown Brothers Harriman & Co.	8/13/09	(19)
JPY	55,539,000	USD	577,611	Brown Brothers Harriman & Co.	8/13/09	(794)
SEK	449,000	USD	57,710	Brown Brothers Harriman & Co.	8/13/09	484
USD	284,585	EUR	209,000	Brown Brothers Harriman & Co.	8/13/09	(8,609)
USD	89,156	HKD	691,000	Brown Brothers Harriman & Co.	8/13/09	(40)
USD	181,876	JPY	17,883,000	Brown Brothers Harriman & Co.	8/13/09	(3,853)
USD	36,379	NOK	234,000	Brown Brothers Harriman & Co.	8/13/09	30
DKK	233,000	USD	42,393	HSBC Bank USA, NA	8/13/09	1,467
NOK	234,000	USD	36,617	HSBC Bank USA, NA	8/13/09	(269)
AUD	1,461,000	USD	1,113,543	UBS AG	8/13/09	59,731
DKK	330,000	USD	59,821	UBS AG	8/13/09	2,298
EUR	2,824,000	USD	3,940,669	UBS AG	8/13/09	20,960
GBP	2,041,600	USD	3,114,166	UBS AG	8/13/09	244,535
JPY	263,123,000	USD	2,679,986	UBS AG	8/13/09	52,758
NOK	1,500,000	USD	237,363	UBS AG	8/13/09	(4,361)
NZD	146,000	USD	87,541	UBS AG	8/13/09	6,407
USD	1,196,646	AUD	1,552,000	UBS AG	8/13/09	(49,706)
USD	154,445	CHF	170,000	UBS AG	8/13/09	(2,100)
USD	103,299	DKK	563,000	UBS AG	8/13/09	(2,681)

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

• Foreign currency exchange contracts as of June 30, 2009 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

	USD	1,874,399	EUR	1,341,000	UBS AG	8/13/09	$(6,813)
	USD	3,321,349	GBP	2,078,000	UBS AG	8/13/09	(97,235)
	USD	1,849,699	JPY	178,125,000	UBS AG	8/13/09	(272)
	USD	237,556	NOK	1,500,000	UBS AG	8/13/09	4,554
	USD	93,193	NZD	146,000	UBS AG	8/13/09	(755)

Total							$255,448

•	Currency Abbreviations:

	AUD	Australian Dollar	JPY	Japanese Yen
	CHF	Swiss Franc	NOK	Norwegian Krone
	DKK	Danish Krone	NZD	New Zealand Dollar
	EUR	Euro	SEK	Swedish Krona
	GBP	British Pound	SGD	Singapore Dollar
	HKD	Hong Kong Dollar	USD	US Dollar

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Series’ own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Series’ investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
Common Stock:
Belgium	$102
France	345,689
Italy	118,702
Japan	201,099
Norway	138,277
Switzerland	1,022,084
United Kingdom	2,683,691
Investment Companies:
United States	1,642,059
Rights:
Norway	27,263
Singapore	4,005
Spain	9,280
United Kingdom	467,192

Short-Term Securities	2,133,954

Total Level 1	8,793,397

Level 2
Long-Term Investments
Common Stock:
Australia	52,265,229
Austria	2,323,739
Belgium	6,826,486
Bermuda	533,697
Cayman Islands	140,825
Denmark	6,814,183
Finland	9,208,025
France	71,253,561
Germany	54,404,857
Greece	4,220,394
Hong Kong	17,224,276
Ireland	2,039,099
Italy	24,803,446
Japan	172,805,182
Kazakhstan	262,643
Luxembourg	3,488,123
Netherlands	16,673,024
New Zealand	696,028

Master International Index Series of Quantitative Master Series LLC

Schedule of Investments June 30, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

Assets

Norway	4,431,685
Portugal	2,284,901
Singapore	9,820,549
Spain	32,308,696
Sweden	17,130,706
Switzerland	54,051,467
United Kingdom	146,311,107

Preferred Stocks:
Germany	1,335,068
Warrants:
Italy	—
Rights:
Belgium	—
Singapore	12,321

Total Level 2	$713,669,317

Total Level 3	—

Total	$722,462,714

	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	$4,124	$(66,382)
Level 2	435,895	(180,447)
Level 3	—	—

	440,019	$(246,829)

1 Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs Level 3 were used in

Common Stocks Australia

Balance, as of December 31, 2008	$26,500
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[2]	661,574
Net purchases (sales)	—
Net transfers out of Level 3	(688,074)

Balance, as of June 30, 2009	$—

[2] Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified as Level 3 at period end.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 21, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: August 21, 2009